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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for three of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund, Evergreen Market Index Value Fund, for the quarter ended August 31, 2006. These three series have a May 31 fiscal year end.

Date of reporting period:           August 31, 2006

Item 1 – Schedule of Investments

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 9.7%
Auto Components 0.1%
Goodyear Tire & Rubber Co. *	6,207	$84,415
Johnson Controls, Inc.	6,828	491,138

		575,553

Automobiles 0.4%
Ford Motor Co.	65,705	549,951
General Motors Corp.	19,809	578,027
Harley-Davidson, Inc.	9,409	550,520

		1,678,498

Distributors 0.1%
Genuine Parts Co.	6,048	249,964

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	4,902	246,129
H&R Block, Inc.	11,503	241,908

		488,037

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	15,213	637,425
Darden Restaurants, Inc.	4,516	159,866
Harrah’s Entertainment, Inc.	6,471	403,531
Hilton Hotels Corp.	11,585	295,070
International Game Technology	11,876	459,364
Marriott International, Inc., Class A	11,453	431,320
McDonald’s Corp.	43,644	1,566,820
Starbucks Corp. *	26,881	833,580
Starwood Hotels & Resorts Worldwide, Inc.	7,609	405,255
Wendy’s International, Inc.	4,085	261,031
Wyndham Worldwide Corp.	7,006	204,996
Yum! Brands, Inc.	9,525	465,582

		6,123,840

Household Durables 0.6%
Black & Decker Corp.	2,662	196,030
Centex Corp.	4,251	216,588
D.R. Horton, Inc.	9,528	208,949
Fortune Brands, Inc.	5,136	372,874
Harman International Industries, Inc.	2,343	190,064
KB Home	2,640	112,886
Leggett & Platt, Inc.	6,385	147,174
Lennar Corp., Class A	4,884	218,999
Newell Rubbermaid, Inc.	9,695	261,668
Pulte Homes, Inc.	7,460	221,338
Snap-On, Inc.	2,035	88,930
Stanley Works	2,476	116,942
Whirlpool Corp.	2,731	220,965

		2,573,407

Internet & Catalog Retail 0.1%
Amazon.com, Inc. *	10,830	333,889

Leisure Equipment & Products 0.2%
Brunswick Corp.	3,313	95,083
Eastman Kodak Co.	10,060	213,976
Hasbro, Inc.	6,030	122,409
Mattel, Inc.	13,641	256,997

		688,465

1

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 3.3%
CBS Corp., Class B	27,056	$772,449
Clear Channel Communications, Inc.	17,627	511,888
Comcast Corp., Class A *	74,002	2,590,070
Dow Jones & Co., Inc.	2,070	74,561
E.W. Scripps Co., Class A	2,979	135,455
Gannett Co., Inc.	8,329	473,504
Interpublic Group of Cos. *	15,279	140,261
McGraw-Hill Cos.	12,532	700,664
Meredith Corp.	1,481	70,111
New York Times Co., Class A	5,073	114,244
News Corp., Class A	82,852	1,576,674
Omnicom Group, Inc.	5,975	522,334
Time Warner, Inc.	142,444	2,367,419
Tribune Co.	7,670	239,381
Univision Communications, Inc., Class A *	7,812	269,983
Viacom, Inc., Class B *	25,254	916,720
Walt Disney Co.	76,873	2,279,284

		13,755,002

Multi-line Retail 1.1%
Big Lots, Inc. *	3,993	73,272
Dillard’s, Inc., Class A	2,165	67,505
Dollar General Corp.	10,919	140,418
Family Dollar Stores, Inc.	5,440	139,101
Federated Department Stores, Inc.	19,376	735,900
J.C. Penney Co., Inc.	8,225	518,504
Kohl’s Corp. *	11,924	745,369
Nordstrom, Inc.	7,543	281,731
Sears Holdings Corp. *	3,397	489,542
Target Corp.	30,241	1,463,362

		4,654,704

Specialty Retail 1.9%
AutoNation, Inc. *	5,195	100,939
AutoZone, Inc. *	1,874	169,222
Bed, Bath & Beyond, Inc. *	9,885	333,421
Best Buy Co., Inc.	14,101	662,747
Circuit City Stores, Inc.	5,274	124,519
Gap, Inc.	19,264	323,828
Home Depot, Inc.	72,395	2,482,425
Limited Brands, Inc.	12,015	309,146
Lowe’s Cos.	54,344	1,470,549
Office Depot, Inc. *	10,077	371,237
OfficeMax, Inc.	2,491	103,451
RadioShack Corp.	4,740	85,604
Sherwin-Williams Co.	3,902	201,499
Staples, Inc.	25,502	575,325
Tiffany & Co.	4,926	155,662
TJX Companies, Inc.	16,007	428,187

		7,897,761

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc. *	13,483	407,052
Jones Apparel Group, Inc.	3,942	123,384
Liz Claiborne, Inc.	3,660	136,774
NIKE, Inc., Class B	6,612	533,985
VF Corp.	3,076	214,982

		1,416,177

2

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 9.7%
Beverages 2.2%
Anheuser-Busch Companies, Inc.	27,067	$1,336,568
Brown-Forman Corp., Class B	2,913	224,243
Coca-Cola Co.	71,784	3,216,641
Coca-Cola Enterprises, Inc.	10,630	237,049
Constellation Brands, Inc., Class A *	6,966	190,102
Molson Coors Brewing Co., Class B	2,017	141,795
Pepsi Bottling Group, Inc.	4,697	164,442
PepsiCo, Inc.	57,878	3,778,276

		9,289,116

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	16,505	772,269
CVS Corp.	28,665	961,711
Kroger Co.	25,339	603,322
Safeway, Inc.	15,765	487,611
SUPERVALU, Inc.	7,163	204,575
Sysco Corp.	21,664	680,033
Wal-Mart Stores, Inc.	87,574	3,916,309
Walgreen Co.	35,380	1,749,895
Whole Foods Market, Inc.	4,906	263,060

		9,638,785

Food Products 1.1%
Archer-Daniels-Midland Co.	22,922	943,699
Campbell Soup Co.	6,491	243,867
ConAgra Foods, Inc.	18,191	432,946
Dean Foods Co. *	4,764	188,750
General Mills, Inc.	12,466	676,031
H.J. Heinz Co.	11,734	490,951
Hershey Co.	6,220	335,631
Kellogg Co.	8,541	433,029
McCormick & Co., Inc.	4,640	168,989
Sara Lee Corp.	26,624	442,757
Tyson Foods, Inc., Class A	8,824	129,977
Wm. Wrigley Jr. Co.	7,775	360,915

		4,847,542

Household Products 2.3%
Clorox Co.	5,284	316,036
Colgate-Palmolive Co.	18,026	1,079,036
Kimberly-Clark Corp.	16,103	1,022,541
Procter & Gamble Co.	114,933	7,114,353

		9,531,966

Personal Products 0.2%
Alberto-Culver Co.	2,664	131,149
Avon Products, Inc.	15,771	452,785
Estee Lauder Companies, Inc., Class A	4,162	153,411

		737,345

Tobacco 1.6%
Altria Group, Inc.	73,136	6,109,050
Reynolds American, Inc.	6,004	390,680
UST, Inc.	5,653	298,818

		6,798,548

3

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 9.7%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	11,935	$849,533
BJ Services Co.	10,478	359,500
Halliburton Co.	36,158	1,179,474
Nabors Industries, Ltd. *	10,871	357,439
National Oilwell Varco, Inc. *	6,128	400,158
Noble Corp.	4,825	315,507
Rowan Companies, Inc.	3,860	132,012
Schlumberger, Ltd.	41,325	2,533,223
Transocean, Inc. *	11,380	759,615
Weatherford International, Ltd. *	12,212	525,116

		7,411,577

Oil, Gas & Consumable Fuels 7.9%
Anadarko Petroleum Corp.	16,060	753,375
Apache Corp.	11,570	755,290
Chesapeake Energy Corp.	14,437	455,776
Chevron Corp.	77,634	4,999,630
ConocoPhillips	57,813	3,667,079
Consol Energy, Inc.	6,416	233,991
Devon Energy Corp.	15,410	962,971
El Paso Corp.	24,368	353,823
EOG Resources, Inc.	8,496	550,711
Exxon Mobil Corp.	211,911	14,340,017
Hess Corp.	8,446	386,658
Kinder Morgan, Inc.	3,651	381,018
Marathon Oil Corp.	12,694	1,059,949
Murphy Oil Corp.	5,818	284,558
Occidental Petroleum Corp.	30,000	1,529,700
Sunoco, Inc.	4,645	334,022
Valero Energy Corp.	21,556	1,237,314
Williams Cos.	20,845	513,412
XTO Energy, Inc.	12,754	583,751

		33,383,045

FINANCIALS 21.4%
Capital Markets 3.4%
Ameriprise Financial, Inc.	8,559	391,403
Bank of New York Co.	27,031	912,296
Bear Stearns Cos.	4,224	550,598
Charles Schwab Corp.	36,138	589,411
E*TRADE Financial Corp. *	14,936	352,340
Federated Investors, Inc., Class B	2,956	98,967
Franklin Resources, Inc.	5,372	528,659
Goldman Sachs Group, Inc.	15,132	2,249,372
Janus Capital Group, Inc.	7,413	131,803
Legg Mason, Inc.	4,625	422,077
Lehman Brothers Holdings, Inc.	18,753	1,196,629
Mellon Financial Corp.	14,485	539,277
Merrill Lynch & Co., Inc.	32,363	2,379,651
Morgan Stanley	37,515	2,468,112
Northern Trust Corp.	6,491	363,431
State Street Corp.	11,640	719,352
T. Rowe Price Group, Inc.	9,302	409,846

		14,303,224

4

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 4.2%
AmSouth Bancorp	12,121	$347,267
BB&T Corp.	19,264	824,499
Comerica, Inc.	5,689	325,695
Commerce Bancorp, Inc.	6,451	214,883
Compass Bancshares, Inc.	4,523	262,334
Fifth Third Bancorp	19,491	766,776
First Horizon National Corp.	4,316	164,785
Huntington Bancshares, Inc.	8,591	205,497
KeyCorp	14,157	520,836
M&T Bank Corp.	2,764	338,480
Marshall & Ilsley Corp.	7,891	367,957
National City Corp.	19,000	657,020
North Fork Bancorp	16,293	447,080
PNC Financial Services Group, Inc.	10,367	733,880
Regions Financial Corp.	15,975	574,940
SunTrust Banks, Inc.	12,736	973,030
Synovus Financial Corp.	11,304	328,720
U.S. Bancorp	62,340	1,999,244
Wachovia Corp. •	56,337	3,077,690
Wells Fargo & Co.	117,684	4,089,519
Zions Bancorp	3,717	293,606

		17,513,738

Consumer Finance 0.9%
American Express Co.	43,215	2,270,516
Capital One Financial Corp.	10,614	775,884
SLM Corp.	14,391	698,395

		3,744,795

Diversified Financial Services 5.6%
Bank of America Corp.	159,836	8,226,759
Chicago Mercantile Exchange Holdings, Inc.	1,213	533,720
CIT Group, Inc.	6,982	314,609
Citigroup, Inc.	174,117	8,592,674
JPMorgan Chase & Co.	121,695	5,556,594
Moody’s Corp.	8,556	523,456

		23,747,812

Insurance 4.7%
ACE, Ltd.	11,390	613,465
AFLAC, Inc.	17,464	787,103
Allstate Corp.	22,254	1,289,397
Ambac Financial Group, Inc.	3,703	320,643
American International Group, Inc.	90,976	5,806,088
AON Corp.	11,161	385,836
Chubb Corp.	14,532	728,925
Cincinnati Financial Corp.	6,069	283,180
Genworth Financial, Inc., Class A	12,777	439,912
Hartford Financial Services Group, Inc.	10,616	911,490
Lincoln National Corp.	10,057	610,460
Loews Corp.	14,221	547,224
Marsh & McLennan Cos.	19,243	503,397
MBIA, Inc.	4,719	290,832
MetLife, Inc.	26,571	1,462,202
Principal Financial Group, Inc.	9,701	516,481
Progressive Corp.	27,407	673,938

5

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Prudential Financial, Inc.	17,232	$1,265,001
SAFECO Corp.	4,175	240,939
St. Paul Travelers Companies, Inc.	24,386	1,070,545
Torchmark Corp.	3,515	218,668
UnumProvident Corp.	11,997	227,343
XL Capital, Ltd., Class A	6,315	414,517

		19,607,586

Real Estate Investment Trusts 1.0%
Apartment Investment & Management Co., Class A	3,404	174,421
Archstone-Smith Trust	7,486	398,106
Boston Properties, Inc.	3,199	325,114
Equity Office Properties Trust	12,824	475,642
Equity Residential	10,201	508,724
Kimco Realty Corp.	7,411	307,927
Plum Creek Timber Co., Inc.	6,456	224,862
Prologis	8,580	484,427
Public Storage, Inc.	3,768	326,497
Simon Property Group, Inc.	6,421	544,437
Vornado Realty Trust	4,165	441,115

		4,211,272

Real Estate Management & Development 0.0%
Realogy Corp.	8,758	187,421

Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp.	21,282	719,332
Fannie Mae	33,901	1,784,888
Freddie Mac	24,202	1,539,247
Golden West Financial Corp. •	8,971	677,221
MGIC Investment Corp.	3,062	177,198
Sovereign Bancorp, Inc.	13,181	274,692
Washington Mutual, Inc.	33,650	1,409,598

		6,582,176

HEALTH CARE 12.7%
Biotechnology 1.2%
Amgen, Inc. *	41,302	2,805,645
Biogen Idec, Inc. *	12,044	531,622
Genzyme Corp. *	9,118	603,885
Gilead Sciences, Inc. *	15,937	1,010,406
MedImmune, Inc. *	8,713	240,827

		5,192,385

Health Care Equipment & Supplies 1.6%
Bausch & Lomb, Inc.	1,883	91,156
Baxter International, Inc.	22,934	1,017,811
Becton, Dickinson & Co.	8,662	603,741
Biomet, Inc.	8,619	281,927
Boston Scientific Corp. *	42,557	742,194
C.R. Bard, Inc.	3,627	272,678
Hospira, Inc. *	5,471	200,403
Medtronic, Inc.	42,275	1,982,698
St. Jude Medical, Inc. *	12,643	460,332
Stryker Corp.	10,242	491,923
Zimmer Holdings, Inc. *	8,691	590,988

		6,735,851

6

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 2.8%
Aetna, Inc.	19,859	$740,145
AmerisourceBergen Corp.	7,352	324,664
Cardinal Health, Inc.	14,629	986,287
Caremark Rx, Inc.	15,496	897,838
CIGNA Corp.	3,884	439,164
Coventry Health Care, Inc. *	5,622	304,937
Express Scripts, Inc. *	4,825	405,686
HCA, Inc.	14,292	704,881
Health Management Associates, Inc.	8,433	176,334
Humana, Inc. *	5,767	351,383
Laboratory Corporation of America Holdings *	4,368	298,859
Manor Care, Inc.	2,580	134,676
McKesson Corp.	10,652	541,122
Medco Health Solutions, Inc. *	10,566	669,567
Patterson Companies, Inc. *	4,856	149,662
Quest Diagnostics, Inc.	5,692	365,882
Tenet Healthcare Corp. *	16,485	129,902
UnitedHealth Group, Inc.	47,178	2,450,897
WellPoint, Inc. *	22,326	1,728,256

		11,800,142

Health Care Technology 0.0%
IMS Health, Inc.	6,995	190,894

Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	6,481	198,643
Fisher Scientific International, Inc. *	4,348	340,144
Millipore Corp. *	1,862	119,503
PerkinElmer, Inc.	4,435	81,737
Thermo Electron Corp. *	5,733	224,734
Waters Corp. *	3,625	154,606

		1,119,367

Pharmaceuticals 6.8%
Abbott Laboratories	53,455	2,603,259
Allergan, Inc.	5,347	612,552
Barr Pharmaceuticals, Inc. *	3,719	210,124
Bristol-Myers Co.	68,870	1,497,923
Eli Lilly & Co.	39,583	2,213,877
Forest Laboratories, Inc. *	11,414	570,472
Johnson & Johnson	103,709	6,705,824
King Pharmaceuticals, Inc. *	8,483	137,594
Merck & Co., Inc.	76,442	3,099,723
Mylan Laboratories, Inc.	7,363	149,616
Pfizer, Inc.	256,640	7,072,998
Schering-Plough Corp.	51,873	1,086,739
Watson Pharmaceuticals, Inc. *	3,573	91,612
Wyeth	47,142	2,295,815

		28,348,128

INDUSTRIALS 10.6%
Aerospace & Defense 2.3%
Boeing Co.	28,005	2,097,574
General Dynamics Corp.	14,139	955,089
Goodrich Corp.	4,340	169,043
Honeywell International, Inc.	28,998	1,122,803
L-3 Communications Holdings, Inc.	4,272	322,066

7

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
Lockheed Martin Corp.	12,404	$1,024,570
Northrop Grumman Corp.	2,040	804,392
Raytheon Co.	15,627	737,751
Rockwell Collins Corp.	5,992	314,161
United Technologies Corp.	35,405	2,220,248

		9,767,697

Air Freight & Logistics 0.9%
FedEx Corp.	10,687	1,079,708
United Parcel Service, Inc., Class B	37,990	2,661,199

		3,740,907

Airlines 0.1%
Southwest Airlines Co.	24,737	428,445

Building Products 0.2%
American Standard Companies, Inc.	6,196	258,807
Masco Corp.	13,912	381,328

		640,135

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc. *	8,472	87,601
Avery Dennison Corp.	3,845	238,159
Cintas Corp.	4,829	178,818
Equifax, Inc.	4,503	143,150
Monster Worldwide, Inc. *	4,496	183,167
Pitney Bowes, Inc.	7,775	338,912
R.R. Donnelley & Sons Co.	7,569	245,387
Robert Half International, Inc.	6,017	186,166
Waste Management, Inc.	19,093	654,508

		2,255,868

Construction & Engineering 0.1%
Fluor Corp.	3,067	265,050

Electrical Equipment 0.5%
American Power Conversion Corp.	5,942	104,401
Cooper Industries, Inc., Class A	3,236	264,964
Emerson Electric Co.	14,376	1,180,988
Rockwell Automation, Inc.	6,217	350,515

		1,900,868

Industrial Conglomerates 3.9%
3M Co.	26,406	1,893,310
General Electric Co.	364,201	12,404,686
Textron, Inc.	4,557	382,150
Tyco International, Ltd.	71,332	1,865,332

		16,545,478

Machinery 1.4%
Caterpillar, Inc.	23,454	1,556,173
Cummins, Inc.	1,841	211,384
Danaher Corp.	8,263	547,754
Deere & Co.	8,216	641,670
Dover Corp.	7,141	347,195
Eaton Corp.	5,261	349,857
Illinois Tool Works, Inc.	14,506	636,813
Ingersoll-Rand Co., Ltd., Class A	11,524	438,142
ITT Corp.	6,478	317,098

8

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Navistar International Corp. *	2,161	$49,573
Paccar, Inc.	8,759	478,82
Pall Corp.	4,372	119,006
Parker Hannifin Corp.	4,214	312,047

		6,005,539

Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	12,772	855,085
CSX Corp.	15,522	469,075
Norfolk Southern Corp.	14,524	620,611
Ryder System, Inc.	2,136	105,561
Union Pacific Corp.	9,420	756,897

		2,807,229

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	2,673	178,557

INFORMATION TECHNOLOGY 14.9%
Communications Equipment 2.8%
ADC Telecommunications, Inc. *	4,106	56,047
Andrew Corp. *	5,591	51,717
Avaya, Inc. *	14,396	150,438
Ciena Corp. *	20,583	81,303
Cisco Systems, Inc. *	213,813	4,701,748
Comverse Technology, Inc. *	7,075	147,867
Corning, Inc. *	54,553	1,213,259
JDS Uniphase Corp. *	59,012	133,957
Juniper Networks, Inc. *	19,815	290,686
Lucent Technologies, Inc. *	156,908	365,596
Motorola, Inc.	86,509	2,022,580
QUALCOMM, Inc.	58,707	2,211,493
Tellabs, Inc. *	15,695	159,932

		11,586,623

Computers & Peripherals 3.5%
Apple Computer, Inc. *	29,789	2,021,184
Dell, Inc. *	79,563	1,794,146
EMC Corp. *	82,819	964,841
Hewlett-Packard Co.	97,704	3,572,058
International Business Machines Corp.	54,302	4,396,833
Lexmark International, Inc., Class A *	3,689	206,842
NCR Corp. *	6,375	221,786
Network Appliance, Inc. *	13,105	448,715
QLogic Corp. *	5,647	103,792
SanDisk Corp. *	6,841	403,072
Sun Microsystems, Inc. *	122,507	611,310

		14,744,579

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	14,914	479,634
Jabil Circuit, Inc.	6,237	167,339
Molex, Inc.	4,972	181,329
Sanmina-SCI Corp. *	18,662	63,264
Solectron Corp. *	32,028	100,568
Symbol Technologies, Inc.	8,888	106,745
Tektronix, Inc.	2,929	83,008

		1,181,887

9

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 1.3%
eBay, Inc. *	40,499	$1,128,302
Google, Inc., Class A *	7,219	2,732,608
VeriSign, Inc. *	8,586	173,781
Yahoo!, Inc. *	43,915	1,265,630

		5,300,321

IT Services 1.0%
Affiliated Computer Services, Inc., Class A *	4,153	213,215
Automatic Data Processing, Inc.	20,187	952,826
Computer Sciences Corp. *	6,014	284,943
Convergys Corp. *	4,908	102,430
Electronic Data Systems Corp.	18,158	432,705
First Data Corp.	26,814	1,152,198
Fiserv, Inc. *	6,154	271,822
Paychex, Inc.	11,705	420,327
Sabre Holdings Corp., Class A	4,649	101,906
Unisys Corp. *	12,014	64,275

		3,996,647

Office Electronics 0.1%
Xerox Corp. *	34,782	515,121

Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc. *	16,956	423,731
Altera Corp. *	12,584	254,574
Analog Devices, Inc.	12,650	387,596
Applied Materials, Inc.	54,771	924,535
Broadcom Corp., Class A *	16,043	472,306
Freescale Semiconductor, Inc., Class B *	14,212	439,293
Intel Corp.	203,739	3,981,060
KLA-Tencor Corp.	6,973	306,184
Linear Technology Corp.	10,635	361,696
LSI Logic Corp. *	13,895	111,855
Maxim Integrated Products, Inc.	11,232	326,851
Micron Technology, Inc. *	25,397	438,860
National Semiconductor Corp.	11,825	287,229
Novellus Systems, Inc. *	4,457	124,440
NVIDIA Corp. *	12,347	359,421
PMC-Sierra, Inc. *	7,232	49,467
Teradyne, Inc. *	6,943	97,480
Texas Instruments, Inc.	54,570	1,778,436
Xilinx, Inc.	12,031	275,149

		11,400,163

Software 3.2%
Adobe Systems, Inc.	20,970	680,267
Autodesk, Inc.	8,115	282,077
BMC Software, Inc. *	7,454	198,426
CA, Inc.	15,981	376,672
Citrix Systems, Inc. *	6,380	195,738
Compuware Corp. *	13,217	100,449
Electronic Arts, Inc. *	10,723	546,551
Intuit, Inc. *	11,968	361,673
Microsoft Corp.	307,273	7,893,843
Novell, Inc. *	11,874	79,200
Oracle Corp. *	136,397	2,134,613
Parametric Technology Corp. *	3,902	62,861
Symantec Corp. *	36,254	675,775

		13,588,145

10

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 2.9%
Chemicals 1.4%
Air Products & Chemicals, Inc.	7,852	$520,509
Ashland, Inc.	2,489	157,156
Dow Chemical Co.	33,684	1,284,371
E.I. DuPont de Nemours & Co.	32,267	1,289,712
Eastman Chemical Co.	2,864	150,217
Ecolab, Inc.	6,379	284,376
Hercules, Inc. *	3,980	62,088
International Flavors & Fragrances, Inc.	2,768	110,083
Monsanto Co.	18,954	899,178
PPG Industries, Inc.	5,801	367,551
Praxair, Inc.	11,317	649,709
Rohm & Haas Co.	5,090	224,469
Sigma-Aldrich Corp.	2,345	170,317

		6,169,736

Construction Materials 0.1%
Vulcan Materials Co.	3,524	277,022

Containers & Packaging 0.2%
Ball Corp.	3,667	147,927
Bemis Co., Inc.	3,672	118,606
Pactiv Corp. *	4,944	132,153
Sealed Air Corp.	2,857	148,192
Temple-Inland, Inc.	3,870	172,292

		719,170

Metals & Mining 0.9%
Alcoa, Inc.	30,475	871,280
Allegheny Technologies, Inc.	3,055	175,204
Freeport-McMoRan Copper & Gold, Inc., Class B	6,601	384,244
Newmont Mining Corp.	15,723	805,804
NuCor Corp.	10,914	533,367
Phelps Dodge Corp.	7,139	638,941
United States Steel Corp.	4,374	254,436

		3,663,276

Paper & Forest Products 0.3%
International Paper Co.	17,265	600,304
Louisiana-Pacific Corp.	3,719	72,743
MeadWestvaco Corp.	6,345	162,115
Weyerhaeuser Co.	8,624	534,688

		1,369,850

TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	136,174	4,239,097
BellSouth Corp.	63,353	2,579,734
CenturyTel, Inc.	4,068	161,988
Citizens Communications Co.	11,382	156,958
Embarq Corp. *	5,220	246,123
Qwest Communications International, Inc. *	54,827	483,026
Verizon Communications, Inc.	102,175	3,594,516
Windstream Corp.	16,602	219,146

		11,680,588

Wireless Telecommunication Services 0.6%
Alltel Corp.	13,628	738,774
Sprint Nextel Corp.	104,340	1,765,433

		2,504,207

11

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 3.5%
Electric Utilities 1.6%
Allegheny Energy, Inc. *	5,721	$238,794
American Electric Power Co., Inc.	13,797	503,315
Consolidated Edison, Inc.	8,608	397,690
Edison International	11,411	497,976
Entergy Corp.	7,283	565,525
Exelon Corp.	23,414	1,427,786
FirstEnergy Corp.	11,552	659,157
FPL Group, Inc.	14,159	629,367
Pinnacle West Capital Corp.	3,474	159,596
PPL Corp.	13,327	466,045
Progress Energy, Inc.	8,860	392,764
Southern Co.	25,990	890,677

		6,828,692

Gas Utilities 0.0%
Nicor, Inc.	1,554	67,848
Peoples Energy Corp.	1,345	57,001

		124,849

Independent Power Producers & Energy Traders 0.5%
AES Corp. *	23,058	489,752
Constellation Energy Group, Inc.	6,268	376,644
Dynegy, Inc., Class A *	12,927	80,148
TXU Corp.	16,196	1,072,337

		2,018,881

Multi-Utilities 1.4%
Ameren Corp.	7,192	385,132
CenterPoint Energy, Inc.	10,906	157,592
CMS Energy Corp.	7,746	113,401
Dominion Resources, Inc.	12,173	972,501
DTE Energy Co.	6,226	259,873
Duke Energy Corp.	43,255	1,297,650
KeySpan Corp.	6,128	251,248
NiSource, Inc.	9,550	202,173
PG&E Corp.	12,159	509,827
Public Service Enterprise Group, Inc.	8,808	616,736
Sempra Energy	9,074	451,159
TECO Energy, Inc.	7,312	115,310
Xcel Energy, Inc.	14,202	295,402

		5,628,004

Total Common Stocks (cost $282,639,447)		413,191,546

	Principal Amount	Value

SHORT-TERM INVESTMENTS 1.3%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 5.08%, 11/09/2006 ƒ †	$500,000	495,256

12

EVERGREEN MARKET INDEX FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 1.2%
Evergreen Institutional Money Market Fund ø	4,739,853	$4,739,853

Total Short-Term Investments (cost $5,235,109)		5,235,109

Total Investments (cost $287,874,556) 99.8%		418,426,655
Other Assets and Liabilities 0.2%		902,376

Net Assets 100.0%		$419,329,031

*	Non-income producing security
•	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $1,844,043 and Golden West Financial Corporation with a cost basis of $295,825 at August 31, 2006. The Fund earned $31,549 and $718 of income from Wachovia Corporation and Golden West Financial Corporation, respectively, for the period from June 1, 2006 to August 31, 2006.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At August 31, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at August 31, 2006	Unrealized Gain

September 2006	93 E-mini S&P 500 Fututres	$6,007,656	$6,071,040	$63,384

On August 31, 2006, the aggregate cost of securities for federal income tax purposes was $288,208,724. The gross unrealized appreciation and depreciation on securities based on tax cost was $140,257,443 and $10,039,512, respectively, with a net unrealized appreciation of $130,217,931.

13

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 13.0%
Auto Components 0.2%
BorgWarner, Inc.	467	$26,484
Gentex Corp.	15,130	219,082
Goodyear Tire & Rubber Co. *	19,268	262,045
Johnson Controls, Inc.	12,041	866,109

		1,373,720

Automobiles 0.3%
Harley-Davidson, Inc.	29,211	1,709,135
Thor Industries, Inc.	3,871	163,279

		1,872,414

Diversified Consumer Services 0.3%
Apollo Group, Inc., Class A *	15,160	761,184
Career Education Corp. *	10,619	203,354
H&R Block, Inc.	35,710	750,981
ITT Educational Services, Inc. *	4,757	314,390
Laureate Education, Inc. *	3,998	191,984
ServiceMaster Co.	9,546	109,684
Weight Watchers International, Inc. *	5,033	213,701

		2,545,278

Hotels, Restaurants & Leisure 2.0%
Boyd Gaming Corp.	4,750	171,760
Brinker International, Inc.	9,222	354,770
Burger King Holdings, Inc *	2,720	39,549
Cheesecake Factory, Inc. *	8,600	214,054
Choice Hotels International, Inc.	3,652	138,447
Darden Restaurants, Inc.	16,116	570,506
Harrah’s Entertainment, Inc.	14,825	924,487
Hilton Hotels Corp.	41,821	1,065,181
International Game Technology	36,870	1,426,132
Las Vegas Sands Corp. *	15,102	1,054,271
Marriott International, Inc., Class A	37,130	1,398,316
MGM MIRAGE *	13,009	464,161
OSI Restaurant Partners, Inc.	3,840	118,925
Panera Bread Co., Class A *	3,267	169,557
Penn National Gaming, Inc. *	7,862	260,389
Scientific Games Corp., Class A *	7,195	209,159
Starbucks Corp. *	83,453	2,587,878
Starwood Hotels & Resorts Worldwide, Inc.	19,676	1,047,944
Station Casinos, Inc.	5,221	304,123
Tim Hortons, Inc.	3,636	94,572
Wendy’s International, Inc.	5,174	330,619
Wyndham Worldwide Corp. *	3,023	88,453
Wynn Resorts, Ltd. *	5,348	413,989
Yum! Brands, Inc.	29,571	1,445,430

		14,892,672

Household Durables 0.7%
Beazer Homes USA, Inc.	2,213	89,184
Black & Decker Corp.	7,594	559,222
Centex Corp.	6,005	305,955
D.R. Horton, Inc.	18,291	401,122
Fortune Brands, Inc.	5,469	397,049
Harman International Industries, Inc.	7,275	590,148
Jarden Corp. *	2,604	76,349
KB Home	4,535	193,917

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Leggett & Platt, Inc.	10,923	$251,775
Lennar Corp., Class A	5,976	267,964
M.D.C. Holdings, Inc.	1,658	70,946
Mohawk Industries, Inc. *	669	47,419
Newell Rubbermaid, Inc.	18,510	499,585
NVR, Inc. *	506	259,907
Pulte Homes, Inc.	11,472	340,374
Ryland Group, Inc.	1,795	76,593
Snap-On, Inc.	796	34,785
Standard Pacific Corp.	2,750	65,807
Stanley Works	6,185	292,117
Toll Brothers, Inc. *	2,712	71,651

		4,891,869

Internet & Catalog Retail 0.4%
Amazon.com, Inc. *	33,941	1,046,401
Coldwater Creek, Inc. *	6,498	178,500
Expedia, Inc. *	2,076	33,880
IAC/InterActiveCorp. *	7,255	206,623
Liberty Interactive Group, Class A	58,494	1,114,896
NutriSystem, Inc.	3,490	173,383

		2,753,683

Leisure Equipment & Products 0.0%
Brunswick Corp.	1,934	55,506
Pool Corp.	5,757	219,169

		274,675

Media 3.3%
Cablevision Systems Corp., Class A *	11,845	275,752
Clear Channel Outdoor Holdings, Inc. *	3,846	76,689
Comcast Corp., Class A *	106,969	3,743,915
DIRECTV Group, Inc. *	87,523	1,644,557
Discovery Holding Co., Class A *	8,592	120,374
Dow Jones & Co., Inc.	6,435	231,789
DreamWorks Animation SKG, Inc. *	2,779	58,887
E.W. Scripps Co., Class A	9,122	414,777
EchoStar Communications Corp., Class A *	22,375	710,406
Getty Images, Inc. *	5,649	256,634
Harte-Hanks, Inc.	6,081	161,147
Interpublic Group of Cos. *	47,434	435,444
John Wiley & Sons, Inc., Class A	4,810	165,945
Lamar Advertising Co., Class A *	9,004	470,909
Liberty Global, Inc. *	18,091	427,129
McClatchy Co., Class A	491	19,920
McGraw-Hill Cos.	38,905	2,175,179
Meredith Corp.	3,380	160,009
News Corp., Class A	169,741	3,230,171
Omnicom Group, Inc.	18,550	1,621,641
Regal Entertainment Group, Class A	6,859	135,328
Sirius Satellite Radio, Inc. *	152,681	624,465
Time Warner, Inc.	29,903	496,988
Univision Communications, Inc., Class A *	16,017	553,548
Viacom, Inc., Class B *	68,994	2,504,482
Walt Disney Co.	85,676	2,540,293
Warner Music Group Corp.	5,396	134,576

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media continued
Washington Post Co., Class B	121	$92,900
XM Satellite Radio Holdings, Inc., Class A *	28,093	364,085

		23,847,939

Multi-line Retail 1.4%
Dollar General Corp.	32,025	411,842
Dollar Tree Stores, Inc. *	1,217	35,025
Family Dollar Stores, Inc.	9,036	231,051
Federated Department Stores, Inc.	4,909	186,444
J.C. Penney Co., Inc.	25,509	1,608,087
Kohl’s Corp. *	37,565	2,348,188
Nordstrom, Inc.	25,659	958,364
Target Corp.	94,414	4,568,693

		10,347,694

Specialty Retail 3.9%
Abercrombie & Fitch Co., Class A	9,564	617,165
Advance Auto Parts, Inc. *	11,735	353,458
American Eagle Outfitters, Inc.	12,409	479,360
AnnTaylor Stores Corp. *	7,295	290,341
AutoZone, Inc. *	5,941	536,472
Barnes & Noble, Inc.	1,301	47,304
Bed, Bath & Beyond, Inc. *	30,688	1,035,106
Best Buy Co., Inc.	43,567	2,047,649
CarMax, Inc. *	11,448	431,475
Chico’s FAS, Inc. *	19,477	359,156
Circuit City Stores, Inc.	17,619	415,985
Claire’s Stores, Inc.	10,757	293,989
Dick’s Sporting Goods, Inc. *	3,970	164,080
Foot Locker, Inc.	1,911	46,055
GameStop Corp., Class A	7,139	311,831
Gap, Inc.	31,635	531,784
Home Depot, Inc.	212,781	7,296,260
Limited Brands, Inc.	37,094	954,429
Lowe’s Cos.	168,714	4,565,401
Michaels Stores, Inc.	14,361	618,241
O’Reilly Automotive, Inc. *	12,309	365,454
Office Depot, Inc. *	31,284	1,152,503
PETsMART, Inc.	15,230	382,273
RadioShack Corp.	11,242	203,031
Ross Stores, Inc.	15,603	382,117
Sherwin-Williams Co.	7,476	386,061
Staples, Inc.	79,171	1,786,098
Tiffany & Co.	9,363	295,871
TJX Cos.	49,797	1,332,070
Tractor Supply Co.	3,907	166,360
United Auto Group, Inc.	680	13,886
Urban Outfitters, Inc. *	12,479	195,795
Williams-Sonoma, Inc. *	10,457	308,063

		28,365,123

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	41,858	1,263,693
NIKE, Inc., Class B	20,978	1,694,183
Polo Ralph Lauren Corp., Class A	6,640	391,694

		3,349,570

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 10.2%
Beverages 3.0%
Anheuser-Busch Companies, Inc.	53,779	$2,655,607
Brown-Forman Corp., Class B	6,702	515,920
Coca-Cola Co.	146,681	6,572,776
Constellation Brands, Inc., Class A *	3,867	105,530
Hansen Natural Corp.	6,632	182,513
Pepsi Bottling Group, Inc.	7,722	270,347
PepsiCo, Inc.	179,682	11,729,641

		22,032,334

Food & Staples Retailing 3.4%
Costco Wholesale Corp.	34,740	1,625,485
CVS Corp.	80,535	2,701,949
Kroger Co.	9,824	233,909
Sysco Corp.	67,255	2,111,134
Wal-Mart Stores, Inc.	267,350	11,955,892
Walgreen Co.	109,837	5,432,538
Whole Foods Market, Inc.	15,232	816,740

		24,877,647

Food Products 0.8%
Campbell Soup Co.	14,876	558,891
General Mills, Inc.	4,373	237,148
H.J. Heinz Co.	20,691	865,711
Hershey Co.	16,862	909,874
Kellogg Co.	19,848	1,006,294
McCormick & Co., Inc.	11,366	413,950
Sara Lee Corp.	43,475	722,989
Wm. Wrigley Jr. Co.	25,527	1,184,963

		5,899,820

Household Products 1.4%
Church & Dwight Co.	7,029	270,617
Colgate-Palmolive Co.	50,142	3,001,500
Energizer Holdings, Inc. *	5,004	334,567
Kimberly-Clark Corp.	28,995	1,841,183
Procter & Gamble Co.	73,859	4,571,872

		10,019,739

Personal Products 0.3%
Alberto-Culver Co.	1,804	88,811
Avon Products, Inc.	48,961	1,405,670
Estee Lauder Companies, Inc., Class A	13,520	498,347

		1,992,828

Tobacco 1.3%
Altria Group, Inc.	103,081	8,610,356
UST, Inc.	9,757	515,755

		9,126,111

ENERGY 4.3%
Energy Equipment & Services 2.2%
Baker Hughes, Inc.	37,053	2,637,432
BJ Services Co.	32,528	1,116,036
Cameron International Corp. *	12,559	601,702
Diamond Offshore Drilling, Inc.	6,415	464,959
Dresser-Rand Group, Inc. *	3,402	69,571
ENSCO International, Inc.	16,720	747,217
FMC Technologies, Inc. *	7,434	437,268

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Global Industries, Ltd. *	9,599	$172,014
Grant Prideco, Inc. *	14,236	591,221
Halliburton Co.	112,254	3,661,725
Helmerich & Payne, Inc.	11,426	280,280
National Oilwell Varco, Inc. *	17,770	1,160,381
Oceaneering International, Inc. *	5,845	210,245
Patterson-UTI Energy, Inc.	18,648	510,955
Pride International, Inc. *	14,315	371,188
Rowan Companies, Inc.	11,158	381,604
Smith International, Inc.	23,264	976,390
Superior Energy Services, Inc. *	8,676	277,025
Tetra Technologies, Inc. *	7,766	215,972
Tidewater, Inc.	3,804	181,108
TODCO	6,723	248,953
Unit Corp. *	5,030	265,131

		15,578,377

Oil, Gas & Consumable Fuels 2.1%
Arch Coal, Inc.	15,549	509,230
Cheniere Energy, Inc. *	5,961	196,117
CNX Gas Corp. *	3,034	78,308
Consol Energy, Inc.	19,919	726,446
Denbury Resources, Inc. *	12,945	401,424
El Paso Corp.	70,748	1,027,261
EOG Resources, Inc.	11,896	771,099
Exxon Mobil Corp.	37,499	2,537,557
Foundation Coal Holdings, Inc.	4,954	177,948
Frontier Oil Corp.	6,625	216,638
Helix Energy Solutions, Inc. *	9,899	380,716
Holly Corp.	5,222	239,272
Kinder Morgan, Inc.	11,580	1,208,489
Massey Energy Co.	8,914	224,989
Peabody Energy Corp.	28,786	1,268,599
Plains Exploration & Production Co. *	8,557	376,594
Quicksilver Resources, Inc. *	6,801	255,854
Range Resources Corp.	14,994	419,532
Southwestern Energy Co. *	18,229	626,166
St. Mary Land & Exploration Co.	6,214	253,531
Sunoco, Inc.	7,239	520,556
W&T Offshore, Inc.	2,183	70,052
Williams Cos.	49,183	1,211,377
XTO Energy, Inc.	39,594	1,812,217

		15,509,972

FINANCIALS 8.1%
Capital Markets 3.1%
Affiliated Managers Group, Inc. *	3,405	315,065
Bank of New York Co.	4,971	167,771
Blackrock, Inc., Class A	2,155	280,473
Charles Schwab Corp.	113,592	1,852,685
E*TRADE Financial Corp. *	42,844	1,010,690
Eaton Vance Corp.	12,578	334,449
Federated Investors, Inc., Class B	9,956	333,327
Franklin Resources, Inc.	18,543	1,824,817
Goldman Sachs Group, Inc.	31,360	4,661,664
Investment Technology Group, Inc. *	4,706	217,464

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Investors Financial Services Corp.	7,150	$331,474
Janus Capital Group, Inc.	11,598	206,212
Legg Mason, Inc.	7,780	710,003
Lehman Brothers Holdings, Inc.	7,510	479,213
Mellon Financial Corp.	40,291	1,500,034
Merrill Lynch & Co., Inc.	18,132	1,333,246
Morgan Stanley	12,695	835,204
Northern Trust Corp.	22,405	1,254,456
Nuveen Investments, Inc., Class A	8,613	411,185
SEI Investments Co.	6,832	348,705
State Street Corp.	33,861	2,092,610
T. Rowe Price Group, Inc.	28,877	1,272,321
TD Ameritrade Holding Corp. *	33,880	593,578

		22,366,646

Commercial Banks 0.5%
Bank of Hawaii Corp.	3,589	175,215
Commerce Bancorp, Inc.	20,028	667,133
Cullen/Frost Bankers, Inc.	2,463	145,218
East West Bancorp, Inc.	6,087	246,523
Synovus Financial Corp.	13,073	380,163
TCF Financial Corp.	5,450	142,082
Wachovia Corp. °	1	55
Wells Fargo & Co.	55,168	1,917,088

		3,673,477

Consumer Finance 1.2%
American Express Co.	117,658	6,181,751
AmeriCredit Corp. *	3,389	79,608
Capital One Financial Corp.	5,503	402,269
First Marblehead Corp.	3,324	174,510
Nelnet, Inc. *	1,832	54,502
SLM Corp.	44,675	2,168,078

		9,060,718

Diversified Financial Services 0.7%
CBOT Holdings, Inc. *	5,743	674,688
Chicago Mercantile Exchange Holdings, Inc.	3,767	1,657,480
IntercontinentalExchange, Inc.	2,217	140,247
Moody’s Corp.	26,403	1,615,335
Nasdaq Stock Market, Inc. *	10,276	292,969
NYSE Group, Inc.	8,612	510,692

		4,891,411

Insurance 1.0%
AFLAC, Inc.	54,218	2,443,605
Ambac Financial Group, Inc.	977	84,598
American International Group, Inc.	31,375	2,002,352
Arthur J. Gallagher & Co.	3,186	85,385
Brown & Brown, Inc.	12,214	365,687
CNA Financial Corp. *	307	10,644
HCC Insurance Holdings, Inc.	6,554	212,939
Markel Corp. *	191	69,396
Philadelphia Consolidated Holding Co. *	4,939	178,594
Principal Financial Group, Inc.	2,018	107,438
Progressive Corp.	22,973	564,906
Prudential Financial, Inc.	7,650	561,587

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
The Hanover Insurance Group, Inc.	1,999	$88,956
TransAtlantic Holdings, Inc.	1,056	64,860
W.R. Berkley Corp.	9,476	331,660

		7,172,607

Real Estate Investment Trusts 0.8%
CapitalSource, Inc.	6,601	160,404
Developers Diversified Realty Corp.	5,045	272,934
Essex Property Trust, Inc.	1,123	140,903
Federal Realty Investment Trust	3,005	222,580
General Growth Properties, Inc.	9,663	438,024
Global Signal, Inc.	1,855	89,040
Kilroy Realty Corp.	3,486	275,638
Macerich Co.	7,806	582,796
Pan Pacific Retail Properties, Inc.	918	64,095
Public Storage, Inc.	8,265	716,200
Rayonier, Inc.	757	29,902
Simon Property Group, Inc.	13,329	1,130,166
SL Green Realty Corp.	4,977	555,234
Taubman Centers, Inc.	3,088	124,416
United Dominion Realty Trust, Inc.	14,601	445,477
Ventas, Inc.	6,744	270,097
Weingarten Realty Investors	2,157	91,500

		5,609,406

Real Estate Management & Development 0.2%
CB Richard Ellis Group, Inc., Class A *	20,120	462,760
Forest City Enterprises, Inc.	7,657	411,793
Jones Lang Lasalle, Inc.	3,891	323,965
Realogy Corp. *	3,779	80,870
St. Joe Co.	8,109	413,235

		1,692,623

Thrifts & Mortgage Finance 0.6%
Freddie Mac	37,997	2,416,609
Golden West Financial Corp. °	15,921	1,201,876
Hudson City Bancorp, Inc.	31,397	410,045
IndyMac Bancorp, Inc.	1,546	60,449
People’s Bank	6,344	229,335

		4,318,314

HEALTH CARE 18.3%
Biotechnology 3.2%
Amgen, Inc. *	128,221	8,710,052
Amylin Pharmaceuticals, Inc. *	11,606	526,100
Biogen Idec, Inc. *	18,508	816,943
Celgene Corp. *	37,775	1,537,065
Cephalon, Inc. *	6,605	376,617
Genentech, Inc. *	50,752	4,188,055
Genzyme Corp. *	28,308	1,874,839
Gilead Sciences, Inc. *	49,476	3,136,778
ImClone Systems, Inc. *	7,557	225,954
MedImmune, Inc. *	27,048	747,607
Millennium Pharmaceuticals, Inc. *	18,415	199,987
PDL BioPharma, Inc. *	12,446	245,186
Vertex Pharmaceuticals, Inc. *	11,979	412,677

		22,997,860

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 3.5%
Advanced Medical Optics, Inc. *	6,451	$310,616
Bausch & Lomb, Inc.	950	45,990
Baxter International, Inc.	71,200	3,159,856
Beckman Coulter, Inc.	6,308	345,489
Becton, Dickinson & Co.	26,892	1,874,372
Biomet, Inc.	26,756	875,189
Boston Scientific Corp. *	134,186	2,340,204
C.R. Bard, Inc.	11,260	846,527
Cooper Cos.	2,430	121,451
Cytyc Corp. *	12,432	297,001
Dade Behring Holdings, Inc.	9,477	383,724
Dentsply International, Inc.	17,168	559,333
Edwards Lifesciences Corp. *	6,410	299,283
Gen-Probe, Inc. *	5,609	272,654
Hillenbrand Industries, Inc.	2,815	160,652
Hospira, Inc. *	16,986	622,197
IDEXX Laboratories, Inc. *	3,431	315,686
Intuitive Surgical, Inc.	3,976	375,334
Kinetic Concepts, Inc. *	4,770	150,732
Medtronic, Inc.	131,244	6,155,344
ResMed, Inc. *	8,199	333,535
Respironics, Inc. *	7,902	291,663
St. Jude Medical, Inc. *	39,249	1,429,056
Stryker Corp.	32,547	1,563,232
Varian Medical Systems, Inc. *	14,286	761,444
Zimmer Holdings, Inc. *	26,981	1,834,708

		25,725,272

Health Care Providers & Services 4.4%
Aetna, Inc.	30,703	1,144,301
AmerisourceBergen Corp.	4,428	195,540
Brookdale Senior Living, Inc.	2,054	98,243
Cardinal Health, Inc.	45,416	3,061,947
Caremark Rx, Inc.	44,355	2,569,929
Community Health Systems, Inc. *	6,520	252,715
Coventry Health Care, Inc. *	17,452	946,596
DaVita, Inc. *	11,232	655,500
Express Scripts, Inc. *	12,537	1,054,111
HCA, Inc.	42,107	2,076,717
Health Management Associates, Inc.	6,728	140,682
Health Net, Inc. *	11,549	482,864
Henry Schein, Inc. *	9,603	478,902
Humana, Inc. *	17,903	1,090,830
Laboratory Corporation of America Holdings *	13,559	927,707
Lifepoint Hospitals, Inc. *	2,200	74,910
Lincare Holdings, Inc. *	10,397	385,001
Manor Care, Inc.	8,009	418,070
McKesson Corp.	23,082	1,172,566
Medco Health Solutions, Inc. *	20,173	1,278,363
Omnicare, Inc.	6,375	288,851
Patterson Companies, Inc. *	15,075	464,611
Pediatrix Medical Group, Inc. *	5,274	241,549
Quest Diagnostics, Inc.	17,217	1,106,709
Sierra Health Services, Inc. *	6,087	261,132
Tenet Healthcare Corp. *	34,851	274,626

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Triad Hospitals, Inc. *	1,571	$69,218
UnitedHealth Group, Inc.	146,465	7,608,857
Universal Health Services, Inc., Class B	1,143	64,717
VCA Antech, Inc. *	9,034	319,984
Wellcare Health Plans, Inc.	3,553	199,252
WellPoint, Inc. *	31,883	2,468,063

		31,873,063

Health Care Technology 0.1%
Cerner Corp. *	6,995	322,190
Emdeon Corp. *	29,838	353,580
IMS Health, Inc.	15,526	423,705
WebMD Health Corp., Class A *	768	28,385

		1,127,860

Life Sciences Tools & Services 0.5%
Applera Corp. - Applied Biosystems Group	16,198	496,469
Charles River Laboratories International, Inc. *	2,228	90,546
Covance, Inc. *	5,218	328,055
Fisher Scientific International, Inc. *	7,992	625,214
Invitrogen Corp. *	2,094	127,420
Millipore Corp. *	5,781	371,024
PerkinElmer, Inc.	7,132	131,443
Pharmaceutical Product Development, Inc.	10,982	418,634
Techne Corp.	4,281	217,903
Thermo Electron Corp. *	5,340	209,328
Waters Corp. *	11,255	480,026

		3,496,062

Pharmaceuticals 6.6%
Abbott Laboratories	132,928	6,473,594
Abraxis BioScience, Inc. *	2,779	69,142
Allergan, Inc.	16,252	1,861,829
Barr Pharmaceuticals, Inc. *	11,544	652,236
Bristol-Myers Co.	97,923	2,129,825
Eli Lilly & Co.	80,823	4,520,430
Endo Pharmaceuticals Holdings, Inc. *	14,468	477,878
Forest Laboratories, Inc. *	35,435	1,771,041
Johnson & Johnson	285,261	18,444,976
Kos Pharmaceuticals, Inc. *	1,806	88,313
Merck & Co., Inc.	72,381	2,935,050
Mylan Laboratories, Inc.	22,859	464,495
Schering-Plough Corp.	161,041	3,373,809
Sepracor, Inc. *	11,825	555,893
Wyeth	89,420	4,354,754

		48,173,265

INDUSTRIALS 14.1%
Aerospace & Defense 3.0%
Alliant Techsystems, Inc. *	1,352	103,415
Boeing Co.	86,942	6,511,956
DRS Technologies, Inc.	1,304	53,946
Goodrich Corp.	12,543	488,550
Honeywell International, Inc.	40,781	1,579,040
L-3 Communications Holdings, Inc.	955	71,997
Lockheed Martin Corp.	39,821	3,289,215
Northrop Grumman Corp.	2,729	182,325

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
Precision Castparts Corp.	14,694	$858,717
Raytheon Co.	23,335	1,101,645
Rockwell Collins Corp.	18,603	975,355
United Technologies Corp.	100,573	6,306,933

		21,523,094

Air Freight & Logistics 1.4%
C.H. Robinson Worldwide, Inc.	18,887	865,402
Expeditors International of Washington, Inc.	23,200	924,984
FedEx Corp.	33,177	3,351,872
United Parcel Service, Inc., Class B	70,056	4,907,423

		10,049,681

Airlines 0.2%
AMR Corp. *	17,487	361,107
Continental Airlines, Inc., Class B *	9,536	239,258
Southwest Airlines Co.	50,615	876,652
US Airways Group, Inc.	6,613	279,399

		1,756,416

Building Products 0.2%
American Standard Companies, Inc.	19,369	809,043
Masco Corp.	26,173	717,402
USG Corp. *	3,792	193,392

		1,719,837

Commercial Services & Supplies 1.3%
Allied Waste Industries, Inc. *	1,520	15,717
ARAMARK Corp., Class B	12,875	422,171
Avis Budget Group, Inc.	15,118	29,178
Avery Dennison Corp.	10,253	635,071
Brink’s Co.	4,080	232,438
ChoicePoint, Inc. *	9,359	338,328
Cintas Corp.	15,248	564,633
Copart, Inc. *	7,696	216,027
Corporate Executive Board Co.	4,353	381,497
Corrections Corporation of America *	2,877	180,791
Covanta Holding Corp. *	12,397	255,254
Dun & Bradstreet Corp. *	6,830	480,217
Equifax, Inc.	12,526	398,201
HNI Corp.	5,634	224,797
Manpower, Inc.	8,168	482,810
Monster Worldwide, Inc. *	13,442	547,627
Pitney Bowes, Inc.	14,168	617,583
Republic Services, Inc., Class A	12,197	473,000
Robert Half International, Inc.	16,345	505,714
Steelcase, Inc.	6,524	94,598
Stericycle, Inc. *	4,813	320,979
Waste Management, Inc.	52,753	1,808,373
West Corp. *	3,257	156,922

		9,381,926

Construction & Engineering 0.2%
Fluor Corp.	9,520	822,718
Jacobs Engineering Group, Inc. *	6,372	554,938
Quanta Services, Inc. *	5,382	95,423
URS Corp. *	311	12,611

		1,485,690

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 0.8%
American Power Conversion Corp.	7,214	$126,750
Ametek, Inc.	7,708	330,519
Emerson Electric Co.	41,864	3,439,128
Hubbell, Inc., Class B	1,864	86,676
Rockwell Automation, Inc.	19,302	1,088,247
Roper Industries, Inc.	9,443	437,966
Thomas & Betts Corp. *	6,787	306,501

		5,815,787

Industrial Conglomerates 3.6%
3M Co.	81,978	5,877,823
Carlisle Cos.	2,858	244,359
General Electric Co.	549,502	18,716,038
Textron, Inc.	13,212	1,107,958
Walter Industries, Inc.	4,730	260,339

		26,206,517

Machinery 2.3%
AGCO Corp. *	669	16,625
Caterpillar, Inc.	72,812	4,831,076
Cummins, Inc.	4,663	535,406
Danaher Corp.	25,820	1,711,608
Donaldson Co., Inc.	8,038	268,309
Dover Corp.	19,842	964,718
Flowserve Corp. *	928	47,458
Gardner Denver, Inc. *	5,693	204,777
Graco, Inc.	7,440	281,232
Harsco Corp.	4,562	362,953
IDEX Corp.	5,803	243,668
Illinois Tool Works, Inc.	54,286	2,383,155
ITT Corp.	13,435	657,643
JLG Industries, Inc.	11,563	201,890
Joy Global, Inc.	13,441	585,221
Lincoln Electric Holdings, Inc.	4,614	253,909
Manitowoc Co.	6,656	294,195
Oshkosh Truck Corp.	8,005	413,859
Paccar, Inc.	16,016	875,567
Pall Corp.	2,431	66,172
Parker Hannifin Corp.	5,586	413,643
Pentair, Inc.	4,179	124,952
Terex Corp. *	5,174	227,294
Timken Co.	705	22,588
Toro Co.	4,636	185,486
Trinity Industries, Inc.	8,090	269,882

		16,443,286

Marine 0.0%
Kirby Corp. *	5,731	168,090

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	39,651	2,654,634
Con-Way, Inc.	5,215	249,538
CSX Corp.	23,564	712,104
J.B. Hunt Transport Services, Inc.	11,904	233,914
Kansas City Southern *	2,963	78,075
Landstar System, Inc.	6,412	273,792
Norfolk Southern Corp.	25,296	1,080,898

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail continued
Swift Transportation Co., Inc. *	2,682	$62,196
Union Pacific Corp.	13,336	1,071,548

		6,416,699

Trading Companies & Distributors 0.2%
Fastenal Co.	13,665	501,232
GATX Corp.	2,573	95,484
MSC Industrial Direct Co., Class A	4,111	161,809
W.W. Grainger, Inc.	5,963	398,329
WESCO International, Inc. *	5,260	307,710

		1,464,564

INFORMATION TECHNOLOGY 26.0%
Communications Equipment 4.6%
ADC Telecommunications, Inc. *	11,294	154,163
Avaya, Inc. *	3,917	40,933
Ciena Corp. *	14,057	55,525
Cisco Systems, Inc. *	663,782	14,596,566
Comverse Technology, Inc. *	17,660	369,094
Corning, Inc. *	169,359	3,766,544
F5 Networks, Inc. *	4,409	220,847
Harris Corp.	14,599	641,188
JDS Uniphase Corp. *	177,485	402,891
Juniper Networks, Inc. *	33,096	485,518
Lucent Technologies, Inc. *	262,071	610,626
Motorola, Inc.	211,095	4,935,401
QUALCOMM, Inc.	182,257	6,865,621

		33,144,917

Computers & Peripherals 5.3%
Apple Computer, Inc. *	92,479	6,274,700
Dell, Inc. *	250,849	5,656,645
Diebold, Inc.	5,874	246,179
EMC Corp. *	226,001	2,632,912
Hewlett-Packard Co.	184,657	6,751,060
International Business Machines Corp.	153,240	12,407,843
Lexmark International, Inc., Class A *	8,738	489,940
NCR Corp. *	4,156	144,587
Network Appliance, Inc. *	40,684	1,393,020
QLogic Corp. *	17,544	322,459
SanDisk Corp. *	21,239	1,251,402
Sun Microsystems, Inc. *	33,088	165,109
Western Digital Corp. *	23,998	439,163

		38,175,019

Electronic Equipment & Instruments 0.7%
Agilent Technologies, Inc. *	46,321	1,489,683
Amphenol Corp., Class A	9,741	559,815
Arrow Electronics, Inc. *	1,841	51,364
Avnet, Inc. *	6,438	125,927
AVX Corp.	2,485	41,276
CDW Corp.	6,389	372,479
Dolby Laboratories, Inc., Class A *	3,804	82,509
Jabil Circuit, Inc.	19,840	532,307
Mettler-Toledo International, Inc. *	4,433	270,147
Molex, Inc.	14,934	544,643
National Instruments Corp.	6,113	169,697

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments continued
Sanmina-SCI Corp. *	23,175	$78,563
Solectron Corp. *	44,324	139,177
Symbol Technologies, Inc.	22,129	265,769
Tektronix, Inc.	6,494	184,040
Trimble Navigation, Ltd. *	5,941	290,931
Vishay Intertechnology, Inc. *	3,845	53,869

		5,252,196

Internet Software & Services 2.4%
Akamai Technologies, Inc. *	16,801	658,599
eBay, Inc. *	128,028	3,566,860
Google, Inc., Class A *	22,706	8,594,902
VeriSign, Inc. *	25,002	506,041
Yahoo!, Inc. *	153,185	4,414,792

		17,741,194

IT Services 2.0%
Acxiom Corp.	9,429	229,030
Affiliated Computer Services, Inc., Class A *	5,078	260,704
Alliance Data Systems Corp. *	8,831	446,319
Automatic Data Processing, Inc.	62,672	2,958,118
Ceridian Corp. *	13,617	325,038
CheckFree Corp. *	8,993	321,949
Cognizant Technology Solutions Corp., Class A *	15,266	1,067,246
Convergys Corp. *	838	17,489
DST Systems, Inc. *	6,427	379,386
Electronic Data Systems Corp.	31,625	753,624
Fidelity National Information Services, Inc.	2,259	82,770
First Data Corp.	83,243	3,576,952
Fiserv, Inc. *	19,104	843,824
Global Payments, Inc.	7,332	278,983
Hewitt Associates, Inc., Class A *	536	12,044
Iron Mountain, Inc. *	12,462	510,817
Mastercard, Inc., Class A	6,692	374,083
MoneyGram International, Inc.	9,213	289,288
Paychex, Inc.	36,545	1,312,331
Total System Services, Inc.	4,079	90,921
VeriFone Holdings, Inc.	4,223	97,762

		14,228,678

Office Electronics 0.0%
Zebra Technologies Corp., Class A *	7,695	260,399

Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc. *	52,639	1,315,449
Agere Systems, Inc. *	18,415	280,645
Altera Corp. *	39,044	789,860
Analog Devices, Inc.	39,270	1,203,233
Applied Materials, Inc.	170,038	2,870,241
Broadcom Corp., Class A *	49,509	1,457,545
Cree, Inc. *	7,122	132,612
Cypress Semiconductor Corp. *	13,562	212,110
Fairchild Semiconductor International, Inc., Class A *	6,796	122,532
Freescale Semiconductor, Inc., Class B *	20,295	627,318
Integrated Device Technology, Inc.	9,624	165,821
Intel Corp.	632,507	12,359,187
International Rectifier Corp. *	4,278	151,013

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Intersil Corp.	6,719	$170,327
KLA-Tencor Corp.	17,080	749,983
Lam Research Corp. *	15,292	654,345
Linear Technology Corp.	33,015	1,122,840
LSI Logic Corp. *	31,059	250,025
Maxim Integrated Products, Inc.	34,870	1,014,717
MEMC Electronic Materials, Inc. *	15,958	617,255
Microchip Technology, Inc.	23,310	796,269
Micron Technology, Inc. *	35,954	621,285
National Semiconductor Corp.	36,710	891,686
Novellus Systems, Inc. *	5,479	152,974
NVIDIA Corp. *	38,330	1,115,786
PMC-Sierra, Inc. *	22,451	153,565
Rambus, Inc. *	8,590	136,323
Silicon Laboratories, Inc. *	5,440	191,869
Spansion, Inc., Class A *	846	14,543
Teradyne, Inc. *	16,618	233,317
Texas Instruments, Inc.	169,412	5,521,137
Xilinx, Inc.	37,352	854,240

		36,950,052

Software 5.9%
Activision, Inc. *	30,070	387,903
Adobe Systems, Inc. *	65,101	2,111,877
Autodesk, Inc. *	25,117	873,067
BEA Systems, Inc. *	42,358	581,575
BMC Software, Inc. *	23,141	616,014
CA, Inc.	7,552	178,001
Cadence Design Systems, Inc. *	25,803	423,943
Citrix Systems, Inc. *	19,806	607,648
Electronic Arts, Inc. *	33,033	1,683,692
FactSet Research Systems, Inc.	4,531	199,817
Fair Isaac Corp.	5,721	200,292
Intuit, Inc. *	37,864	1,144,250
McAfee, Inc. *	16,045	365,184
Microsoft Corp.	965,022	24,791,415
NAVTEQ Corp. *	10,097	268,176
Oracle Corp. *	432,145	6,763,069
Red Hat, Inc. *	19,996	464,707
Reynolds & Reynolds Co., Class A	5,245	201,198
Salesforce.com, Inc. *	9,182	316,595
Symantec Corp. *	46,573	868,121
Synopsys, Inc. *	1,407	26,677

		43,073,221

MATERIALS 2.6%
Chemicals 1.5%
Air Products & Chemicals, Inc.	2,852	189,059
Airgas, Inc.	6,891	246,836
Cabot Corp.	2,841	94,406
Celanese Corp., Ser. A	4,443	82,151
E.I. DuPont de Nemours & Co.	80,239	3,207,153
Ecolab, Inc.	19,610	874,214
Huntsman Corp. *	6,952	125,553
International Flavors & Fragrances, Inc.	6,707	266,737
Monsanto Co.	58,842	2,791,465

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Nalco Holding Co. *	11,545	$214,852
PPG Industries, Inc.	2,287	144,904
Praxair, Inc.	35,134	2,017,043
Rohm & Haas Co.	2,605	114,881
Scotts Miracle-Gro Co., Class A	3,826	164,212
Sigma-Aldrich Corp.	3,130	227,332
Valhi, Inc.	793	21,538

		10,782,336

Construction Materials 0.2%
Eagle Materials, Inc.	5,471	196,135
Florida Rock Industries, Inc.	5,213	193,872
Martin Marietta Materials, Inc.	4,972	409,494
Vulcan Materials Co.	10,940	859,993

		1,659,494

Containers & Packaging 0.2%
Ball Corp.	11,384	459,230
Crown Holdings, Inc. *	18,240	335,434
Owens-Illinois, Inc. *	16,675	252,793
Packaging Corporation of America	8,827	204,257
Pactiv Corp. *	15,348	410,252
Sealed Air Corp.	3,655	189,585

		1,851,551

Metals & Mining 0.7%
Alcoa, Inc.	37,560	1,073,840
Allegheny Technologies, Inc.	10,902	625,230
Carpenter Technology Corp.	2,585	247,746
Freeport-McMoRan Copper & Gold, Inc., Class B	11,025	641,765
Newmont Mining Corp.	43,061	2,206,876
Southern Copper Corp.	736	67,948
Titanium Metals Corp.	8,620	222,396

		5,085,801

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.1%
Citizens Communications Co.	14,522	200,258
Level 3 Communications, Inc. *	127,533	564,971
NeuStar, Inc.	6,784	191,445

		956,674

Wireless Telecommunication Services 0.7%
American Tower Corp., Class A *	45,623	1,636,041
Crown Castle International Corp. *	19,509	670,329
Leap Wireless Intl., Inc. *	1,852	85,673
NII Holdings, Inc., Class B *	14,976	798,970
SBA Communcations Corp. *	11,201	288,314
Sprint Nextel Corp.	75,012	1,269,203
Telephone & Data Systems, Inc.	6,378	270,491
U.S. Cellular Corp. *	1,001	60,010

		5,079,031

UTILITIES 1.5%
Electric Utilities 0.6%
Allegheny Energy, Inc. *	17,761	741,344
DPL, Inc.	2,209	61,410
Exelon Corp.	61,477	3,748,868
NRG Energy, Inc. *	4,453	225,500

		4,777,122

EVERGREEN MARKET INDEX GROWTH FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.2%
Equitable Resources, Inc.	11,380	$419,467
Questar Corp.	8,242	713,263

		1,132,730

Independent Power Producers & Energy Traders 0.7%
AES Corp. *	71,582	1,520,402
Constellation Energy Group, Inc.	2,471	148,482
TXU Corp.	49,663	3,288,187

		4,957,071

Water Utilities 0.0%
Aqua America, Inc.	8,464	200,512

Total Common Stocks (cost $574,343,390)		719,469,634

EXCHANGE TRADED FUND 0.9%
MUTUAL FUND SHARES 0.9%
iShares Russell 1000 Growth Index Fund (cost $6,094,023)	121,904	6,196,380

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.1%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills, 4.46%, 10/12/2006 ƒ †	$100,000	99,439

	Shares	Value

MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø	560,573	560,573

Total Short-Term Investments (cost $660,012)		660,012

Total Investments (cost $581,097,425) 99.9%		726,326,026
Other Assets and Liabilities 0.1%		857,072

Net Assets 100.0%		$727,183,098

*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $995,968 at August 31, 2006. The Fund earned $1,274 of income from Wachovia Corporation for the period from June 1, 2006 to August 31, 2006.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At August 31, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at August 31, 2006	Unrealized Gain

September 2006	17 E-mini S&P 500 Futures	$1,086,251	$1,109,760	$23,509
September 2006	1 S&P 500 Futures	326,032	326,400	368

On August 31, 2006, the aggregate cost of securities for federal income tax purposes was $581,365,068. The gross unrealized appreciation and depreciation on securities based on tax cost was $159,718,960 and $14,758,002, respectively, with a net unrealized appreciation of $144,960,958.

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.6%
CONSUMER DISCRETIONARY 7.9%
Auto Components 0.2%
Autoliv, Inc.	6,648	$375,745
BorgWarner, Inc.	4,244	240,677
Gentex Corp.	1,171	16,956
Johnson Controls, Inc.	6,750	485,528
TRW Automotive Holdings Corp. *	3,493	86,137

		1,205,043

Automobiles 0.4%
Ford Motor Co.	144,637	1,210,612
General Motors Corp.	37,848	1,104,404

		2,315,016

Distributors 0.1%
Genuine Parts Co.	13,839	571,966

Diversified Consumer Services 0.1%
Laureate Education, Inc. *	549	26,363
Service Corporation International	23,703	199,105
ServiceMaster Co.	16,263	186,862

		412,330

Hotels, Restaurants & Leisure 0.9%
Harrah's Entertainment, Inc.	3,879	241,895
International Speedway Corp., Class A	2,825	136,730
McDonald's Corp.	99,868	3,585,261
OSI Restaurant Partners, Inc.	2,470	76,496
Starwood Hotels & Resorts Worldwide, Inc.	2,908	154,880
Wendy's International, Inc.	5,533	353,559
Wyndham Worldwide Corp.	13,804	403,905

		4,952,726

Household Durables 0.7%
Beazer Homes USA, Inc.	1,605	64,681
Black & Decker Corp.	493	36,305
Centex Corp.	5,301	270,086
D.R. Horton, Inc.	11,577	253,884
Fortune Brands, Inc.	7,721	560,545
Jarden Corp. *	1,958	57,409
KB Home	3,123	133,539
Leggett & Platt, Inc.	6,560	151,208
Lennar Corp., Class A	6,526	292,626
M.D.C. Holdings, Inc.	1,543	66,025
Mohawk Industries, Inc. *	3,760	266,509
Newell Rubbermaid, Inc.	8,541	230,522
Pulte Homes, Inc.	8,593	254,954
Ryland Group, Inc.	2,332	99,506
Snap-On, Inc.	4,070	177,859
Standard Pacific Corp.	3,294	78,825
Stanley Works	1,954	92,287
Toll Brothers, Inc. *	8,359	220,845
Whirlpool Corp.	5,844	472,838

		3,780,453

Internet & Catalog Retail 0.2%
Expedia, Inc. *	15,858	258,803
IAC/InterActiveCorp. *	8,614	245,327
Liberty Interactive Group, Class A	13,171	251,039

		755,169

1

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products 0.3%
Brunswick Corp.	6,156	$176,677
Eastman Kodak Co.	23,021	489,657
Hasbro, Inc.	13,797	280,079
Mattel, Inc.	31,214	588,072

		1,534,485

Media 3.8%
Cablevision Systems Corp., Class A *	8,627	200,837
CBS Corp., Class B	53,925	1,539,559
Clear Channel Communications, Inc.	40,335	1,171,328
Comcast Corp., Class A *	77,284	2,704,940
Discovery Holding Co., Class A *	16,124	225,897
DreamWorks Animation SKG, Inc. *	1,203	25,492
Gannett Co., Inc.	19,060	1,083,561
Hearst-Argyle Television, Inc.	2,132	48,737
Liberty Global, Inc. *	23,502	554,882
Liberty Media Holding Corp., Ser. A *	11,257	971,817
McClatchy Co., Class A	4,053	164,430
New York Times Co., Class A	10,599	238,689
News Corp., Class A	59,419	1,130,744
NTL, Inc. *	23,304	617,323
R.H. Donnelley Corp.	4,105	222,984
Time Warner, Inc.	297,391	4,942,638
Tribune Co.	14,600	455,666
Univision Communications, Inc., Class A *	5,454	188,490
Walt Disney Co.	112,757	3,343,245
Warner Music Group Corp.	3,416	85,195
Washington Post Co., Class B	358	274,862

		20,191,316

Multi-line Retail 0.6%
Dillard's, Inc., Class A	5,014	156,336
Dollar General Corp.	1,695	21,798
Dollar Tree Stores, Inc. *	7,564	217,692
Family Dollar Stores, Inc.	5,789	148,025
Federated Department Stores, Inc.	40,505	1,538,380
Saks, Inc.	10,910	157,431
Sears Holdings Corp. *	6,836	985,136

		3,224,798

Specialty Retail 0.4%
AnnTaylor Stores Corp. *	436	17,353
AutoNation, Inc. *	12,610	245,012
Barnes & Noble, Inc.	3,209	116,679
Circuit City Stores, Inc.	1,253	29,583
Foot Locker, Inc.	11,057	266,474
Gap, Inc.	19,783	332,552
Home Depot, Inc.	12,900	442,341
OfficeMax, Inc.	5,701	236,763
RadioShack Corp.	2,559	46,216
Sherwin-Williams Co.	3,538	182,702
Tiffany & Co.	4,525	142,990
United Auto Group, Inc.	3,896	79,556

		2,138,221

2

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.2%
Jones Apparel Group, Inc.	9,021	$282,357
Liz Claiborne, Inc.	8,376	313,011
VF Corp.	7,038	491,886

		1,087,254

CONSUMER STAPLES 7.9%
Beverages 1.0%
Anheuser-Busch Companies, Inc.	22,297	1,101,026
Coca-Cola Co.	55,201	2,473,557
Coca-Cola Enterprises, Inc.	24,476	545,815
Constellation Brands, Inc., Class A *	13,072	356,735
Molson Coors Brewing Co., Class B	3,914	275,154
Pepsi Bottling Group, Inc.	5,339	186,918
PepsiAmericas, Inc.	5,002	114,996

		5,054,201

Food & Staples Retailing 0.7%
BJ's Wholesale Club, Inc. *	5,414	142,659
Costco Wholesale Corp.	12,161	569,013
CVS Corp.	6,231	209,050
Kroger Co.	50,688	1,206,881
Rite Aid Corp. *	42,387	183,960
Safeway, Inc.	36,074	1,115,769
SUPERVALU, Inc.	16,401	468,412

		3,895,744

Food Products 1.6%
Archer-Daniels-Midland Co.	52,451	2,159,408
Campbell Soup Co.	8,104	304,467
ConAgra Foods, Inc.	41,625	990,675
Corn Products International, Inc.	5,943	205,033
Dean Foods Co. *	10,901	431,898
Del Monte Foods Co.	16,005	177,655
General Mills, Inc.	25,303	1,372,182
H.J. Heinz Co.	11,599	485,302
Hershey Co.	1,711	92,326
Hormel Foods Corp.	5,913	216,711
J.M. Smucker Co.	4,665	226,859
Kellogg Co.	5,167	261,967
Kraft Foods, Inc., Class A	16,906	573,282
McCormick & Co., Inc.	2,240	81,581
Sara Lee Corp.	28,877	480,225
Smithfield Foods, Inc. *	7,920	237,838
Tyson Foods, Inc., Class A	17,802	262,223

		8,559,632

Household Products 2.8%
Clorox Co.	12,091	723,163
Colgate-Palmolive Co.	4,290	256,799
Energizer Holdings, Inc. *	911	60,910
Kimberly-Clark Corp.	15,476	982,726
Procter & Gamble Co.	208,557	12,909,678

		14,933,276

Personal Products 0.0%
Alberto-Culver Co.	4,915	241,965

3

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.8%
Altria Group, Inc.	91,376	$7,632,637
Carolina Group	7,477	428,133
Reynolds American, Inc.	13,762	895,494
UST, Inc.	5,743	303,575

		9,259,839

ENERGY 13.7%
Energy Equipment & Services 0.1%
National Oilwell Varco, Inc. *	925	60,403
Pride International, Inc. *	2,427	62,932
Rowan Companies, Inc.	610	20,862
SEACOR Holdings, Inc. *	1,812	157,698
Tidewater, Inc.	2,030	96,648

		398,543

Oil, Gas & Consumable Fuels 13.6%
Anadarko Petroleum Corp.	36,749	1,723,896
Apache Corp.	26,475	1,728,288
Cabot Oil & Gas Corp.	3,915	199,900
Chesapeake Energy Corp.	29,914	944,385
Chevron Corp.	177,647	11,440,467
Cimarex Energy Co.	6,620	253,546
ConocoPhillips	132,293	8,391,345
Devon Energy Corp.	35,263	2,203,585
El Paso Corp.	3,625	52,635
EOG Resources, Inc.	10,674	691,889
Exxon Mobil Corp.	457,271	30,943,529
Forest Oil Corp.	4,399	148,994
Frontier Oil Corp.	4,193	137,111
Hess Corp.	19,393	887,811
Marathon Oil Corp.	29,048	2,425,508
Murphy Oil Corp.	14,958	731,596
Newfield Exploration Co. *	10,308	445,718
Noble Energy, Inc.	14,198	701,665
Occidental Petroleum Corp.	68,648	3,500,361
Overseas Shipholding Group, Inc.	2,392	159,546
Pioneer Natural Resources Co.	10,363	432,241
Pogo Producing Co.	4,646	206,329
Sunoco, Inc.	5,293	380,620
Tesoro Corp.	5,495	355,032
Valero Energy Corp.	49,326	2,831,312
Williams Cos.	11,448	281,964

		72,199,273

FINANCIALS 35.7%
Capital Markets 3.7%
A.G. Edwards, Inc.	6,136	324,104
Allied Capital Corp.	11,219	343,189
American Capital Strategies, Ltd.	11,396	441,367
Ameriprise Financial, Inc.	17,216	787,288
Bank of New York Co.	57,404	1,937,385
Bear Stearns Cos.	9,666	1,259,963
E*TRADE Financial Corp. *	2,597	61,263
Goldman Sachs Group, Inc.	7,460	1,108,929
Janus Capital Group, Inc.	8,413	149,583
Jefferies Group, Inc.	9,499	236,715

4

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Legg Mason, Inc.	4,487	$409,484
Lehman Brothers Holdings, Inc.	37,377	2,385,026
Mellon Financial Corp.	3,447	128,332
Merrill Lynch & Co., Inc.	60,475	4,446,727
Morgan Stanley	76,487	5,032,080
Northern Trust Corp.	961	53,806
Raymond James Financial, Inc.	7,262	201,303
State Street Corp.	1,678	103,700

		19,410,244

Commercial Banks 7.9%
AmSouth Bancorp	27,736	794,636
Associated Banc-Corp.	10,598	334,261
BancorpSouth, Inc.	6,356	178,349
Bank of Hawaii Corp.	1,431	69,861
BB&T Corp.	43,798	1,874,554
BOK Financial Corp.	1,748	90,896
City National Corp.	3,342	219,904
Colonial Bancgroup, Inc.	12,390	303,431
Comerica, Inc.	13,018	745,281
Commerce Bancshares, Inc.	5,353	268,292
Compass Bancshares, Inc.	10,349	600,242
Cullen/Frost Bankers, Inc.	2,601	153,355
East West Bancorp, Inc.	379	15,350
Fifth Third Bancorp	38,268	1,505,463
First Citizens Bancshares, Inc.	482	94,376
First Horizon National Corp.	9,876	377,066
Fulton Financial Corp.	13,912	232,330
Huntington Bancshares, Inc.	19,658	470,219
KeyCorp	32,395	1,191,812
M&T Bank Corp.	6,094	746,271
Marshall & Ilsley Corp.	20,288	946,029
Mercantile Bankshares Corp.	9,875	364,684
National City Corp.	45,772	1,582,796
North Fork Bancorp	37,283	1,023,046
PNC Financial Services Group, Inc.	23,723	1,679,351
Popular, Inc.	22,310	425,006
Regions Financial Corp.	36,556	1,315,650
Sky Financial Group, Inc.	8,075	198,807
South Financial Group, Inc.	6,010	162,450
SunTrust Banks, Inc.	29,143	2,226,525
Synovus Financial Corp.	12,066	350,879
TCF Financial Corp.	6,554	170,863
TD Banknorth, Inc.	8,078	239,109
U.S. Bancorp	142,651	4,574,818
UnionBanCal Corp.	4,289	256,911
Valley National Bancorp	9,369	240,315
Wachovia Corp. °	128,914	7,042,572
Wells Fargo & Co.	228,630	7,944,893
Whitney Holding Corp.	5,265	185,170
Wilmington Trust Corp.	5,467	240,821
Zions Bancorp	8,504	671,731

		42,108,375

5

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 0.3%
AmeriCredit Corp. *	7,955	$186,863
Capital One Financial Corp.	20,232	1,478,959
Nelnet, Inc. *	205	6,099
Student Loan Corp.	321	59,000

		1,730,921

Diversified Financial Services 9.9%
Bank of America Corp.	365,747	18,824,998
CIT Group, Inc.	15,977	719,924
Citigroup, Inc.	398,426	19,662,323
JPMorgan Chase & Co.	278,472	12,715,031
Leucadia National Corp.	13,081	336,574
NYSE Group, Inc.	6,147	364,517

		52,623,367

Insurance 7.6%
Alleghany Corp. *	386	108,871
Allstate Corp.	50,923	2,950,479
Ambac Financial Group, Inc.	7,753	671,332
American International Group, Inc.	153,408	9,790,499
American National Insurance Co.	1,137	130,800
AmerUs Group Co.	3,110	210,858
AON Corp.	25,539	882,883
Arthur J. Gallagher & Co.	5,402	144,774
Assurant, Inc.	10,338	531,890
Chubb Corp.	33,254	1,668,021
Cincinnati Financial Corp.	12,485	582,550
CNA Financial Corp. *	1,726	59,840
Conseco, Inc. *	12,143	251,360
Erie Indemnity Co., Class A	3,959	202,067
Fidelity National Financial, Inc.	14,007	563,502
Fidelity National Title Group, Inc., Class A	2,501	50,420
First American Corp.	6,870	279,059
Genworth Financial, Inc., Class A	36,548	1,258,348
Hartford Financial Services Group, Inc.	24,292	2,085,711
HCC Insurance Holdings, Inc.	4,082	132,624
Lincoln National Corp.	22,535	1,367,874
Loews Corp.	35,528	1,367,117
Markel Corp. *	633	229,988
Marsh & McLennan Cos.	44,034	1,151,929
MBIA, Inc.	10,798	665,481
Mercury General Corp.	2,124	106,773
MetLife, Inc.	37,089	2,041,008
Nationwide Financial Services, Inc., Class A	3,920	189,767
Old Republic International Corp.	18,421	384,999
Philadelphia Consolidated Holding Co. *	772	27,916
Principal Financial Group, Inc.	20,711	1,102,654
Progressive Corp.	45,781	1,125,755
Protective Life Corp.	5,601	257,814
Prudential Financial, Inc.	33,795	2,480,891
Reinsurance Group of America, Inc.	2,329	120,363
SAFECO Corp.	9,553	551,304
St. Paul Travelers Companies, Inc.	55,802	2,449,708
StanCorp Financial Group, Inc.	4,384	204,163
The Hanover Insurance Group, Inc.	2,597	115,567
Torchmark Corp.	8,043	500,355

6

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
TransAtlantic Holdings, Inc.	1,372	$84,268
Unitrin, Inc.	3,804	166,920
Universal American Financial Group, Inc.	4,557	212,903
UnumProvident Corp.	27,451	520,196
W.R. Berkley Corp.	5,950	208,250
Wesco Financial Corp.	113	47,522

		40,237,373

Real Estate Investment Trusts 3.4%
AMB Property Corp.	7,053	393,769
Annaly Mortgage Management, Inc.	15,990	200,035
Apartment Investment & Management Co., Class A	7,790	399,160
Archstone-Smith Trust	17,130	910,973
AvalonBay Communities, Inc.	5,961	721,281
Boston Properties, Inc.	9,149	929,813
Brandywine Realty Trust	7,284	237,677
BRE Properties, Inc.	4,113	243,037
Camden Property Trust	4,516	350,396
CapitalSource, Inc.	2,620	63,666
CBL & Associates Properties, Inc.	5,155	210,015
Colonial Properties Trust	3,666	181,760
Developers Diversified Realty Corp.	5,073	274,449
Duke Realty Corp.	10,810	410,564
Equity Office Properties Trust	29,344	1,088,369
Equity Residential	23,342	1,164,066
Essex Property Trust, Inc.	1,007	126,348
Federal Realty Investment Trust	2,036	150,807
General Growth Properties, Inc.	6,654	301,626
Health Care Property Investors, Inc.	10,967	329,997
Health Care REIT, Inc.	4,978	198,821
Hospitality Properties Trust	5,767	267,127
Host Hotels & Resorts, Inc.	41,478	934,914
HRPT Properties Trust	16,820	195,112
iStar Financial, Inc.	9,079	380,592
Kimco Realty Corp.	16,959	704,646
Liberty Property Trust	7,150	342,270
Mack-Cali Realty Corp.	4,994	265,431
New Century Financial Corp.	3,661	141,717
New Plan Excel Realty Trust, Inc.	8,384	231,315
Pan Pacific Retail Properties, Inc.	2,591	180,904
Plum Creek Timber Co., Inc.	14,774	514,578
Prologis	19,634	1,108,536
Public Storage, Inc.	3,648	316,099
Rayonier, Inc.	5,575	220,213
Reckson Associates Realty Corp.	6,669	285,367
Regency Centers Corp.	5,497	369,783
Simon Property Group, Inc.	7,877	667,891
Taubman Centers, Inc.	1,954	78,727
Thornburg Mortgage, Inc.	8,967	205,972
Trizec Properties, Inc.	7,874	227,322
Ventas, Inc.	3,355	134,368
Vornado Realty Trust	9,792	1,037,071
Weingarten Realty Investors	4,846	205,567

		17,902,151

7

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development 0.1%
Realogy Corp.	17,255	$369,257

Thrifts & Mortgage Finance 2.8%
Astoria Financial Corp.	7,317	224,632
Capitol Federal Financial	1,763	59,836
Countrywide Financial Corp.	48,698	1,645,992
Fannie Mae	77,757	4,093,906
Freddie Mac	27,452	1,745,947
Golden West Financial Corp. °	9,485	716,023
Hudson City Bancorp, Inc.	23,328	304,664
IndyMac Bancorp, Inc.	4,112	160,779
MGIC Investment Corp.	7,007	405,495
New York Community Bancorp, Inc.	23,637	387,883
PMI Group, Inc.	7,164	309,771
Radian Group, Inc.	6,605	395,507
Sovereign Bancorp, Inc.	31,444	655,293
Washington Federal, Inc.	6,990	155,318
Washington Mutual, Inc.	77,000	3,225,530
Webster Financial Corp.	4,231	199,873

		14,686,449

HEALTH CARE 7.4%
Biotechnology 0.2%
Biogen Idec, Inc. *	13,917	614,296
Millennium Pharmaceuticals, Inc. *	11,656	126,584

		740,880

Health Care Equipment & Supplies 0.1%
Bausch & Lomb, Inc.	3,597	174,131
Beckman Coulter, Inc.	410	22,456
Cooper Cos.	1,777	88,814
Hillenbrand Industries, Inc.	2,842	162,193

		447,594

Health Care Providers & Services 1.3%
Aetna, Inc.	22,812	850,203
AmerisourceBergen Corp.	13,559	598,765
Caremark Rx, Inc.	2,766	160,262
CIGNA Corp.	8,888	1,004,966
Community Health Systems, Inc. *	3,072	119,071
Health Management Associates, Inc.	14,338	299,808
Health Net, Inc. *	730	30,521
Lifepoint Hospitals, Inc. *	2,986	101,673
McKesson Corp.	7,361	373,939
Medco Health Solutions, Inc. *	9,308	589,848
Omnicare, Inc.	5,010	227,003
Tenet Healthcare Corp. *	12,033	94,820
Triad Hospitals, Inc. *	5,859	258,147
Universal Health Services, Inc., Class B	2,822	159,782
WellPoint, Inc. *	27,587	2,135,510

		7,004,318

Health Care Technology 0.0%
IMS Health, Inc.	4,562	124,497

8

>
EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 0.2%
Applera Corp. - Applied Biosystems Group	2,892	$88,640
Charles River Laboratories International, Inc. *	3,832	155,732
Fisher Scientific International, Inc. *	4,060	317,614
Invitrogen Corp. *	2,721	165,573
PerkinElmer, Inc.	4,891	90,141
Thermo Electron Corp. *	9,183	359,974

		1,177,674

Pharmaceuticals 5.6%
Abbott Laboratories	24,342	1,185,455
Bristol-Myers Co.	85,415	1,857,776
Eli Lilly & Co.	19,227	1,075,366
Johnson & Johnson	27,054	1,749,312
King Pharmaceuticals, Inc. *	19,412	314,863
Kos Pharmaceuticals, Inc. *	146	7,139
Merck & Co., Inc.	121,569	4,929,623
Pfizer, Inc.	587,263	16,184,968
Watson Pharmaceuticals, Inc. *	8,176	209,633
Wyeth	41,962	2,043,550

		29,557,685

INDUSTRIALS 6.6%
Aerospace & Defense 1.5%
Alliant Techsystems, Inc. *	1,827	139,747
Armor Holdings, Inc. *	2,402	126,994
DRS Technologies, Inc.	2,232	92,338
General Dynamics Corp.	32,354	2,185,513
Goodrich Corp.	685	26,681
Honeywell International, Inc.	36,297	1,405,420
L-3 Communications Holdings, Inc.	9,071	683,863
Northrop Grumman Corp.	25,540	1,706,327
Raytheon Co.	18,559	876,170
United Technologies Corp.	6,886	431,821

		7,674,874

Airlines 0.1%
AMR Corp. *	4,004	82,683
Southwest Airlines Co.	27,016	467,917
UAL Corp. *	8,355	208,875

		759,475

Building Products 0.1%
Lennox International, Inc.	4,831	113,722
Masco Corp.	12,543	343,803
USG Corp. *	3,362	171,462

		628,987

Commercial Services & Supplies 0.3%
Adesa, Inc.	7,202	159,092
Allied Waste Industries, Inc. *	18,882	195,240
Avis Budget Group, Inc.	69,022	133,212
Brink's Co.	868	49,450
Corrections Corporation of America *	1,092	68,621
Equifax, Inc.	1,072	34,079
Manpower, Inc.	1,005	59,406
Pitney Bowes, Inc.	7,347	320,256
R.R. Donnelley & Sons Co.	17,320	561,514

9

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Republic Services, Inc., Class A	533	$20,670
Steelcase, Inc.	1,380	20,010
Waste Management, Inc.	4,806	164,750

		1,786,300

Construction & Engineering 0.1%
Quanta Services, Inc. *	4,771	84,590
Shaw Group, Inc. *	6,433	161,854
URS Corp. *	3,870	156,929

		403,373

Electrical Equipment 0.1%
American Power Conversion Corp.	8,387	147,359
Emerson Electric Co.	2,040	167,586
Hubbell, Inc., Class B	3,498	162,657

		477,602

Industrial Conglomerates 2.8%
Carlisle Cos.	357	30,523
General Electric Co.	428,364	14,590,078
Teleflex, Inc.	3,226	180,043
Textron, Inc.	688	57,696

		14,858,340

Machinery 1.0%
AGCO Corp. *	6,763	168,061
Crane Co.	4,247	169,795
Cummins, Inc.	775	88,986
Deere & Co.	18,800	1,468,280
Dover Corp.	1,716	83,432
Eaton Corp.	12,038	800,527
Flowserve Corp. *	3,846	196,684
ITT Corp.	4,922	240,932
Kennametal, Inc.	3,173	167,344
Paccar, Inc.	8,238	450,372
Pall Corp.	8,220	223,748
Parker Hannifin Corp.	5,525	409,126
Pentair, Inc.	5,068	151,533
SPX Corp.	4,790	252,912
Terex Corp. *	4,232	185,912
Timken Co.	6,228	199,545
Trinity Industries, Inc.	367	12,243

		5,269,432

Marine 0.0%
Alexander & Baldwin, Inc.	3,545	155,484

Road & Rail 0.5%
CSX Corp.	18,150	548,493
Kansas City Southern *	3,849	101,421
Laidlaw International, Inc.	6,580	177,660
Norfolk Southern Corp.	14,591	623,474
Ryder System, Inc.	4,889	241,614
Swift Transportation Co., Inc. *	2,302	53,383
Union Pacific Corp.	11,726	942,184
YRC Worldwide, Inc *	4,605	169,372

		2,857,601

10

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.1%
GATX Corp.	1,709	$63,421
United Rentals, Inc. *	5,182	112,242
W.W. Grainger, Inc.	1,735	115,898

		291,561

INFORMATION TECHNOLOGY 3.4%
Communications Equipment 0.5%
ADC Telecommunications, Inc. *	1,060	14,469
Avaya, Inc. *	34,126	356,617
Ciena Corp. *	36,312	143,432
Comverse Technology, Inc. *	3,173	66,316
Juniper Networks, Inc. *	20,948	307,307
Lucent Technologies, Inc. *	165,880	386,500
Motorola, Inc.	42,363	990,447
Tellabs, Inc. *	35,914	365,964

		2,631,052

Computers & Peripherals 1.2%
Diebold, Inc.	1,069	44,802
EMC Corp. *	22,931	267,146
Hewlett-Packard Co.	88,492	3,235,267
International Business Machines Corp.	11,307	915,528
Lexmark International, Inc., Class A *	2,000	112,140
NCR Corp. *	11,523	400,885
Sun Microsystems, Inc. *	255,941	1,277,146

		6,252,914

Electronic Equipment & Instruments 0.2%
Arrow Electronics, Inc. *	8,407	234,555
Avnet, Inc. *	5,526	108,089
AVX Corp.	2,230	37,040
Ingram Micro, Inc., Class A *	11,242	202,356
Sanmina-SCI Corp. *	25,623	86,862
Solectron Corp. *	38,975	122,381
Symbol Technologies, Inc.	4,027	48,364
Tech Data Corp. *	4,455	155,435
Tektronix, Inc.	1,917	54,328
Vishay Intertechnology, Inc. *	10,661	149,361

		1,198,771

Internet Software & Services 0.0%
VeriSign, Inc. *	1,218	24,652

IT Services 0.4%
Affiliated Computer Services, Inc., Class A *	5,276	270,870
Ceridian Corp. *	1,103	26,329
Computer Sciences Corp. *	13,763	652,091
Convergys Corp. *	10,613	221,493
Electronic Data Systems Corp.	18,241	434,683
Fidelity National Information Services, Inc.	5,940	217,641
Hewitt Associates, Inc., Class A *	3,856	86,644
Sabre Holdings Corp., Class A	10,639	233,207
Unisys Corp. *	27,491	147,077

		2,290,035

Office Electronics 0.2%
Xerox Corp. *	73,597	1,089,972

11

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 0.4%
Atmel Corp. *	34,372	$198,326
Cree, Inc. *	926	17,242
Cypress Semiconductor Corp. *	1,198	18,737
Fairchild Semiconductor International, Inc., Class A *	4,736	85,390
Freescale Semiconductor, Inc., Class B *	17,561	542,811
Integrated Device Technology, Inc.	8,956	154,312
International Rectifier Corp. *	2,580	91,074
Intersil Corp.	6,407	162,418
KLA-Tencor Corp.	3,367	147,845
LSI Logic Corp. *	8,903	71,669
Micron Technology, Inc. *	31,615	546,307
Novellus Systems, Inc. *	6,160	171,987
Rambus, Inc. *	735	11,664
Spansion, Inc., Class A *	2,899	49,834
Teradyne, Inc. *	3,638	51,078

		2,320,694

Software 0.5%
CA, Inc.	30,816	726,333
Cadence Design Systems, Inc. *	3,623	59,526
Compuware Corp. *	30,679	233,161
Fair Isaac Corp.	1,015	35,535
McAfee, Inc. *	959	21,827
Novell, Inc. *	27,170	181,224
Reynolds & Reynolds Co., Class A	1,161	44,536
Symantec Corp. *	44,952	837,905
Synopsys, Inc. *	10,490	198,890

		2,338,937

MATERIALS 3.6%
Chemicals 1.7%
Air Products & Chemicals, Inc.	15,865	1,051,691
Airgas, Inc.	342	12,250
Albemarle Corp.	3,148	172,825
Ashland, Inc.	5,109	322,582
Cabot Corp.	2,989	99,325
Celanese Corp., Ser. A	2,812	51,994
Chemtura Corp.	19,258	167,352
Cytec Industries, Inc.	3,306	176,375
Dow Chemical Co.	77,077	2,938,946
E.I. DuPont de Nemours & Co.	14,693	587,279
Eastman Chemical Co.	6,553	343,705
FMC Corp.	3,134	191,550
Huntsman Corp. *	2,103	37,980
International Flavors & Fragrances, Inc.	2,337	92,943
Lubrizol Corp.	5,480	238,325
Lyondell Chemical Co.	17,383	451,610
Mosaic Co. *	11,812	191,827
PPG Industries, Inc.	11,589	734,279
Rohm & Haas Co.	10,964	483,512
RPM International, Inc.	9,502	178,733
Scotts Miracle-Gro Co., Class A	935	40,130
Sigma-Aldrich Corp.	3,058	222,103
Valspar Corp.	8,147	216,710
Westlake Chemical Corp.	1,086	32,537

		9,036,563

12

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 0.3%
Bemis Co., Inc.	8,402	$271,385
Sealed Air Corp.	3,845	199,440
Smurfit-Stone Container Corp. *	20,395	232,299
Sonoco Products Co.	7,938	265,764
Temple-Inland, Inc.	8,855	394,225

		1,363,113

Metals & Mining 1.0%
Alcoa, Inc.	42,050	1,202,210
Carpenter Technology Corp.	132	12,651
Commercial Metals Co.	9,643	208,192
Freeport-McMoRan Copper & Gold, Inc., Class B	6,978	406,189
Newmont Mining Corp.	1,812	92,865
NuCor Corp.	24,973	1,220,431
Phelps Dodge Corp.	16,335	1,461,982
Reliance Steel & Aluminum Co.	5,268	172,632
Steel Dynamics, Inc.	3,901	205,934
United States Steel Corp.	9,864	573,789

		5,556,875

Paper & Forest Products 0.6%
International Paper Co.	39,508	1,373,693
Louisiana-Pacific Corp.	8,511	166,475
MeadWestvaco Corp.	14,518	370,935
Weyerhaeuser Co.	19,734	1,223,508

		3,134,611

TELECOMMUNICATION SERVICES 6.0%
Diversified Telecommunication Services 5.0%
AT&T, Inc.	311,604	9,700,232
BellSouth Corp.	144,969	5,903,138
CenturyTel, Inc.	9,310	370,724
Citizens Communications Co.	15,340	211,538
Embarq Corp. *	11,938	562,877
Qwest Communications International, Inc. *	126,668	1,115,945
Verizon Communications, Inc.	233,804	8,225,225
Windstream Corp.	35,554	469,313

		26,558,992

Wireless Telecommunication Services 1.0%
Alltel Corp.	31,185	1,690,539
Crown Castle International Corp. *	1,777	61,058
Leap Wireless International, Inc. *	2,153	99,598
Sprint Nextel Corp.	177,021	2,995,195
Telephone & Data Systems, Inc.	4,037	171,209
U.S. Cellular Corp. *	525	31,474

		5,049,073

UTILITIES 6.4%
Electric Utilities 2.9%
American Electric Power Co., Inc.	31,571	1,151,710
Consolidated Edison, Inc.	19,698	910,048
DPL, Inc.	7,521	209,084
Edison International	26,113	1,139,571
Entergy Corp.	16,666	1,294,115
Exelon Corp.	8,249	503,024
FirstEnergy Corp.	26,435	1,508,381

13

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
FPL Group, Inc.	32,400	$1,440,180
Great Plains Energy, Inc.	6,369	194,382
Hawaiian Electric Industries, Inc.	6,502	178,285
Mirant Corp. *	24,045	696,584
Northeast Utilities	12,308	280,745
NRG Energy, Inc. *	7,696	389,725
Pepco Holdings, Inc.	15,257	387,375
Pinnacle West Capital Corp.	7,950	365,223
PPL Corp.	30,495	1,066,410
Progress Energy, Inc.	20,275	898,791
Reliant Energy, Inc. *	24,576	330,793
Sierra Pacific Resources	17,706	261,164
Southern Co.	59,472	2,038,105

		15,243,695

Gas Utilities 0.3%
AGL Resource, Inc.	6,246	227,292
Atmos Energy Corp.	6,504	187,315
Energen Corp.	5,888	256,952
Equitable Resources, Inc.	1,276	47,034
National Fuel Gas Co.	6,730	256,884
ONEOK, Inc.	9,409	360,083
Questar Corp.	782	67,674
Southern Union Co.	7,988	220,788
UGI Corp.	8,440	209,312

		1,833,334

Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group, Inc.	12,521	752,387
Dynegy, Inc., Class A *	30,255	187,581

		939,968

Multi-Utilities 3.0%
Alliant Energy Corp.	9,420	344,678
Ameren Corp.	16,458	881,326
CenterPoint Energy, Inc.	24,956	360,614
CMS Energy Corp. *	17,724	259,479
Dominion Resources, Inc.	27,854	2,225,256
DTE Energy Co.	14,248	594,712
Duke Energy Corp.	99,069	2,972,070
Energy East Corp.	11,836	287,023
KeySpan Corp.	14,022	574,902
MDU Resources Group, Inc.	14,422	353,339
NiSource, Inc.	21,853	462,628
NSTAR	8,560	281,881
OGE Energy Corp.	7,275	270,921
PG&E Corp.	27,824	1,166,660
Public Service Enterprise Group, Inc.	20,154	1,411,183
Puget Energy, Inc.	9,299	210,436
SCANA Corp.	9,255	382,694
Sempra Energy	20,765	1,032,436
TECO Energy, Inc.	16,732	263,864
Vectren Corp.	6,106	168,281
Wisconsin Energy Corp.	9,376	403,168
WPS Resources Corp.	3,448	177,158
Xcel Energy, Inc.	32,498	675,959

		15,760,668

14

EVERGREEN MARKET INDEX VALUE FUND
SCHEDULE OF INVESTMENTS continued

August 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Water Utilities 0.0%
Aqua America, Inc.	4,142	$98,124

Total Common Stocks (cost $380,468,276)		522,717,107

EXCHANGE TRADED FUND 1.1%
iShares Russell 1000 Value Index Fund (cost $5,362,255)	74,335	5,636,080

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.1%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bill, 5.03%, 11/30/2006 + ƒ	$100,000	98,775

	Shares	Value

MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø	249,019	249,019

Total Short-Term Investments (cost $347,794)		347,794

Total Investments (cost $386,178,325) 99.8%		528,700,981
Other Assets and Liabilities 0.2%		1,175,909

Net Assets 100.0%		$529,876,890

*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $4,826,076 at August 31, 2006. The Fund earned $72,951 of income from Wachovia Corporation for the period from June 1, 2006 to August 31, 2006.
+	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At August 31, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at August 31, 2006	Unrealized Gain

September 2006	12 S&P 500 Index E-mini	$755,185	$783,360	$28,175
September 2006	2 S&P 500 Index	645,890	652,800	6,910

On August 31, 2006 the aggregate cost of securities for federal income tax purposes was $386,357,731. The gross unrealized appreciation and depreciation on securities based on tax cost was $148,987,570 and $6,644,320, respectively, with a net unrealized appreciation of $142,343,250.

15

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: October 27, 2006

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: October 27, 2006